UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

September 30, 2021

Contents

Note to Shareholders
Treasury Only Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Treasury Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Government Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Tax-Exempt Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2021

Days	% of fund's investments 9/30/21
1 - 7	24.6
8 - 30	20.3
31 - 60	20.9
61 - 90	10.7
91 - 180	18.7
> 180	4.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2021
U.S. Treasury Debt	103.6%
Net Other Assets (Liabilities)*	(3.6)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/21
Class I	0.01%
Class II	0.01%
Class III	0.01%
Class IV	0.01%
Select Class	0.01%
Institutional Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2021, the most recent period shown in the table, would have been (0.14)% for Class I, (0.29)% for Class II, (0.39)%, (0.65)% for Class IV, (0.19)% for Select Class and (0.11)% for Institutional Class.

Treasury Only Portfolio

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 103.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 103.6%
U.S. Treasury Bills
10/5/21 to 3/31/22	0.04 to 0.07%	$24,259,198	$24,257,038
U.S. Treasury Notes
10/15/21 to 7/31/23	0.05 to 0.34 (b)	10,298,193	10,313,977
TOTAL U.S. TREASURY DEBT
(Cost $34,571,015)			34,571,015
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $34,571,015)			34,571,015
NET OTHER ASSETS (LIABILITIES) - (3.6)%			(1,189,317)
NET ASSETS - 100%			$33,381,698

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $34,571,015)		$34,571,015
Cash		1
Receivable for investments sold		183,994
Receivable for fund shares sold		55,977
Interest receivable		19,297
Prepaid expenses		53
Receivable from investment adviser for expense reductions		983
Other receivables		615
Total assets		34,831,935
Liabilities
Payable for investments purchased	$1,427,206
Payable for fund shares redeemed	19,497
Distributions payable	98
Accrued management fee	2,529
Other affiliated payables	135
Other payables and accrued expenses	772
Total liabilities		1,450,237
Net Assets		$33,381,698
Net Assets consist of:
Paid in capital		$33,381,995
Total accumulated earnings (loss)		(297)
Net Assets		$33,381,698
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($12,193,153 ÷ 12,191,509 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($1,003,657 ÷ 1,003,789 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,371,510 ÷ 1,371,261 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($292,511 ÷ 292,486 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($377,889 ÷ 377,909 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($18,142,978 ÷ 18,143,123 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2021 (Unaudited)
Investment Income
Interest		$12,110
Expenses
Management fee	$24,408
Transfer agent fees	7,652
Distribution and service plan fees	3,277
Accounting fees and expenses	811
Custodian fees and expenses	157
Independent trustees' fees and expenses	46
Registration fees	86
Audit	20
Legal	14
Miscellaneous	67
Total expenses before reductions	36,538
Expense reductions	(26,980)
Total expenses after reductions		9,558
Net investment income (loss)		2,552
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(309)
Total net realized gain (loss)		(309)
Net increase in net assets resulting from operations		$2,243

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,552	$21,475
Net realized gain (loss)	(309)	46
Net increase in net assets resulting from operations	2,243	21,521
Distributions to shareholders	(1,747)	(22,849)
Share transactions - net increase (decrease)	499,559	(10,888,805)
Total increase (decrease) in net assets	500,055	(10,890,133)
Net Assets
Beginning of period	32,881,643	43,771,776
End of period	$33,381,698	$32,881,643

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Only Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.018	.019	.009	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.018	.019	.009	.002
Distributions from net investment income	–A	–A	(.018)	(.019)	(.009)	(.002)
Total distributions	–A	–A	(.018)	(.019)	(.009)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.04%	1.80%	1.96%	.93%	.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.21%F	.21%	.22%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.05%F	.15%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.05%F	.15%	.18%	.18%	.18%	.18%
Net investment income (loss)	.01%F	.05%	1.72%	1.97%	.93%	.24%
Supplemental Data
Net assets, end of period (in millions)	$12,193	$10,871	$15,058	$7,033	$6,976	$7,638

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.016	.018	.008	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.016	.018	.008	.001
Distributions from net investment income	–A	–A	(.016)	(.018)	(.008)	(.001)
Total distributions	–A	–A	(.016)	(.018)	(.008)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.02%	1.65%	1.81%	.78%	.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.36%F	.36%	.37%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.06%F	.16%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.06%F	.16%	.33%	.33%	.33%	.33%
Net investment income (loss)	.01%F	.03%	1.57%	1.82%	.78%	.09%
Supplemental Data
Net assets, end of period (in millions)	$1,004	$943	$830	$525	$261	$159

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.015	.017	.007	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.015	.017	.007	–A
Distributions from net investment income	–A	–A	(.015)	(.017)	(.007)	–A
Total distributions	–A	–A	(.015)	(.017)	(.007)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	1.54%	1.70%	.68%	.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.46%	.47%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.05%F	.17%	.43%	.43%	.43%	.38%
Expenses net of all reductions	.05%F	.17%	.43%	.43%	.43%	.38%
Net investment income (loss)	.02%F	.02%	1.47%	1.72%	.68%	.04%
Supplemental Data
Net assets, end of period (in millions)	$1,372	$1,349	$824	$1,044	$929	$921

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.013	.014	.004	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.013	.014	.004	–A
Distributions from net investment income	–A	–A	(.013)	(.014)	(.004)	–A
Total distributions	–A	–A	(.013)	(.014)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	1.29%	1.45%	.42%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%F	.71%	.72%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.06%F	.17%	.68%	.68%	.68%	.37%
Expenses net of all reductions	.06%F	.17%	.68%	.68%	.68%	.37%
Net investment income (loss)	.01%F	.02%	1.22%	1.47%	.43%	.05%
Supplemental Data
Net assets, end of period (in millions)	$293	$334	$109	$155	$116	$32

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.017	.019	.009	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.017	.019	.009	.002
Distributions from net investment income	–A	–A	(.017)	(.019)	(.009)	(.002)
Total distributions	–A	–A	(.017)	(.019)	(.009)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.03%	1.75%	1.91%	.88%	.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.26%F	.26%	.27%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.06%F	.16%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.06%F	.16%	.23%	.23%	.23%	.23%
Net investment income (loss)	.01%F	.03%	1.67%	1.92%	.88%	.19%
Supplemental Data
Net assets, end of period (in millions)	$378	$264	$399	$176	$121	$94

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.001	.018	.020	.010	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.001	.018	.020	.010	.003
Distributions from net investment income	–A	(.001)	(.018)	(.020)	(.010)	(.003)
Total distributions	–A	(.001)	(.018)	(.020)	(.010)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.06%	1.84%	2.00%	.97%	.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.18%F	.18%	.19%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.05%F	.13%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.05%F	.13%	.14%	.14%	.14%	.14%
Net investment income (loss)	.01%F	.06%	1.76%	2.01%	.97%	.28%
Supplemental Data
Net assets, end of period (in millions)	$18,143	$19,120	$26,551	$11,774	$6,631	$4,894

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2021

Days	% of fund's investments 9/30/21
1 - 7	74.3
8 - 30	5.6
31 - 60	6.1
61 - 90	2.5
91 - 180	5.3
> 180	6.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2021
U.S. Treasury Debt	44.8%
Repurchase Agreements	55.1%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

9/30/21
Class I	0.01%
Class II	0.01%
Class III	0.01%
Class IV	0.01%
Select Class	0.01%
Institutional Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2021, the most recent period shown in the table, would have been (0.14)% for Class I, (0.29)% for Class II, (0.39)% for Class III, (0.65)% for Class IV, (0.19)% for Select Class and (0.11)% for Institutional Class.

Treasury Portfolio

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 44.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 44.8%
U.S. Treasury Bills
10/7/21 to 9/8/22	0.04 to 0.12%	$2,675,766	$2,675,387
U.S. Treasury Bonds
11/15/21	0.05 to 0.11	47,922	48,388
U.S. Treasury Notes
10/15/21 to 7/31/23	0.03 to 0.34 (b)	9,317,525	9,341,629
TOTAL U.S. TREASURY DEBT
(Cost $12,065,404)			12,065,404

U.S. Treasury Repurchase Agreement - 55.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.05% dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations) #	$536,061	$536,060
0.05% dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations) #	722,361	722,360
With:
ABN AMRO Bank NV at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $60,185,104, 0.13% - 2.25%, 8/31/22 - 8/15/49)	59,000	59,000
Barclays Bank PLC at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $151,980,291, 1.75%, 8/15/41)	149,000	149,000
BMO Harris Bank NA at 0.06%, dated 9/24/21 due 10/7/21
(Collateralized by U.S. Treasury Obligations valued at $11,242,109, 0.00% - 3.88%, 10/31/21 - 2/15/51)	11,001	11,000
(Collateralized by U.S. Treasury Obligations valued at $11,270,038, 0.00% - 3.88%, 11/4/21 - 11/15/48)	11,001	11,000
BNP Paribas, SA at 0.05%, dated:
9/16/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $67,379,407, 0.06% - 6.38%, 4/30/22 - 5/15/50)	66,001	66,000
9/17/21 due 10/4/21 (Collateralized by U.S. Treasury Obligations valued at $125,350,431, 0.00% - 5.00%, 10/7/21 - 8/15/50)	122,003	122,000
9/20/21 due 10/5/21 (Collateralized by U.S. Treasury Obligations valued at $88,742,857, 0.06% - 4.63%, 10/31/21 - 5/15/51)	87,002	87,000
9/21/21 due 10/6/21 (Collateralized by U.S. Treasury Obligations valued at $177,867,063, 0.00% - 6.38%, 10/7/21 - 5/15/51)	174,004	174,000
9/22/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $71,400,946, 0.09% - 4.75%, 10/31/21 - 8/15/41)	70,001	70,000
9/23/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $127,501,428, 0.00% - 2.25%, 10/7/21 - 8/15/49)	125,003	125,000
9/24/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $90,780,937, 0.09% - 5.50%, 7/31/22 - 11/15/49)	89,002	89,000
9/27/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $128,576,011, 0.00% - 6.63%, 10/7/21 - 8/15/51)	126,003	126,000
9/28/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $72,421,801, 0.09% - 6.38%, 10/31/22 - 5/15/51)	71,002	71,000
9/29/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $144,840,502, 0.09% - 6.38%, 10/31/21 - 8/15/46)	142,003	142,000
9/30/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $108,120,180, 0.09% - 6.38%, 10/31/21 - 5/15/47)	106,003	106,000
CIBC Bank U.S.A. at:
0.05%, dated:
9/9/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $21,421,415, 0.13% - 3.13%, 10/31/22 - 2/15/50)	21,001	21,000
9/13/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $22,448,342, 0.13% - 3.38%, 4/30/22 - 11/15/50)	22,001	22,000
0.06%, dated 8/9/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $11,327,734, 0.13% - 3.63%, 10/31/22 - 8/15/50)	11,003	11,000
Citigroup Global Capital Markets, Inc. at 0.06%, dated 9/2/21 due 10/4/21 (Collateralized by U.S. Treasury Obligations valued at $66,303,299, 0.00% - 3.00%, 12/9/21 - 8/15/48)	65,003	65,000
Credit AG at 0.05%, dated:
9/7/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $57,682,001, 3.13%, 2/15/43)	56,002	56,000
9/24/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $46,350,510, 3.00%, 2/15/49)	45,000	45,000
9/30/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $30,841,724, 3.00% - 4.50%, 8/15/39 - 2/15/49)	30,000	30,000
Deutsche Bank AG, New York at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $86,700,201, 1.50% - 2.13%, 11/30/21 - 3/31/24)	85,000	85,000
DNB Bank ASA at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $17,345,014, 0.25% - 1.25%, 10/31/21 - 10/31/25)	17,000	17,000
Federal Reserve Bank of New York at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $10,212,014,190, 0.13% - 2.88%, 8/15/22 - 11/15/40)	10,212,014	10,212,000
Fixed Income Clearing Corp. - BNYM at 0.06%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $38,760,005, 2.50%, 8/15/23)	38,000	38,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $86,728,115, 0.13%, 4/30/22)	85,000	85,000
ING Financial Markets LLC at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $42,880,730, 1.63%, 8/31/22)	42,000	42,000
J.P. Morgan Securities, LLC at 0.05%, dated 9/24/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $134,641,397, 0.00%, 2/24/22)	132,001	132,000
Lloyds Bank Corp. Markets PLC at:
0.06%, dated 8/3/21 due 10/4/21 (Collateralized by U.S. Treasury Obligations valued at $22,443,039, 0.13% - 2.00%, 7/31/22 - 8/15/25)	22,002	22,000
0.07%, dated:
7/28/21 due 10/28/21 (Collateralized by U.S. Treasury Obligations valued at $22,446,960, 0.13% - 2.50%, 7/31/22 - 8/15/40)	22,004	22,000
9/8/21 due 1/10/22 (Collateralized by U.S. Treasury Obligations valued at $21,421,436, 0.13% - 2.00%, 7/31/22 - 8/15/40)	21,005	21,000
9/21/21 due 1/21/22 (Collateralized by U.S. Treasury Obligations valued at $22,435,954, 0.13%, 7/31/22)	22,005	22,000
9/22/21 due 1/24/22 (Collateralized by U.S. Treasury Obligations valued at $22,433,190, 0.13% - 2.00%, 7/31/22 - 8/15/40)	22,005	22,000
9/30/21 due 1/18/22 (Collateralized by U.S. Treasury Obligations valued at $17,338,390, 2.38%, 1/31/23)	17,004	17,000
Lloyds Bank PLC at:
0.06%, dated:
8/10/21 due 10/12/21 (Collateralized by U.S. Treasury Obligations valued at $21,418,103, 1.75%, 7/15/22)	21,002	21,000
8/12/21 due 10/13/21 (Collateralized by U.S. Treasury Obligations valued at $13,260,084, 0.13% - 3.63%, 10/15/23 - 8/15/43)	13,001	13,000
8/18/21 due 10/18/21 (Collateralized by U.S. Treasury Obligations valued at $22,449,830, 2.63% - 3.63%, 1/31/26 - 8/15/43)	22,002	22,000
0.07%, dated:
7/19/21 due 10/19/21 (Collateralized by U.S. Treasury Obligations valued at $22,434,997, 1.63% - 3.63%, 9/30/26 - 8/15/43)	22,004	22,000
7/28/21 due 10/28/21 (Collateralized by U.S. Treasury Obligations valued at $22,445,025, 1.50% - 6.00%, 11/30/24 - 8/15/43)	22,004	22,000
0.08%, dated 7/1/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $38,755,982, 1.50% - 1.75%, 7/15/22 - 11/30/24)	38,007	38,000
Mizuho Bank, Ltd. at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $75,557,249, 2.38%, 5/15/29)	74,000	74,000
MUFG Securities EMEA PLC at:
0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $229,484,060, 0.25% - 2.13%, 3/31/22 - 9/30/28)	225,000	225,000
0.06%, dated 9/29/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $73,442,197, 0.13%, 1/31/23 - 2/28/23)	72,003	72,000
Natixis SA at:
0.06%, dated:
8/16/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $11,221,498, 0.00% - 4.75%, 2/17/22 - 5/15/50)	11,002	11,000
8/19/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $67,440,600, 0.00% - 5.38%, 10/7/21 - 2/15/51)	66,009	66,000
0.07%, dated 8/17/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $22,514,655, 0.00% - 7.63%, 2/17/22 - 5/15/50)	22,008	22,000
Norinchukin Bank at 0.08%, dated:
7/9/21 due 10/12/21 (Collateralized by U.S. Treasury Obligations valued at $34,686,470, 1.50% - 6.75%, 6/30/25 - 5/15/27)	34,007	34,000
7/12/21 due 10/13/21 (Collateralized by U.S. Treasury Obligations valued at $26,524,781, 1.50% - 6.75%, 6/30/25 - 5/15/27)	26,005	26,000
7/13/21 due 10/14/21 (Collateralized by U.S. Treasury Obligations valued at $22,443,971, 1.50% - 6.75%, 6/30/25 - 5/15/27)	22,005	22,000
8/12/21 due 11/10/21 (Collateralized by U.S. Treasury Obligations valued at $22,442,509, 1.50% - 6.75%, 6/30/25 - 5/15/27)	22,004	22,000
8/18/21 due 11/16/21 (Collateralized by U.S. Treasury Obligations valued at $22,442,185, 1.50% - 6.75%, 6/30/25 - 5/15/27)	22,004	22,000
8/19/21 due 11/17/21 (Collateralized by U.S. Treasury Obligations valued at $18,361,779, 1.50% - 6.75%, 6/30/25 - 5/15/27)	18,004	18,000
8/23/21 due 11/19/21 (Collateralized by U.S. Treasury Obligations valued at $32,642,858, 1.50% - 6.75%, 6/30/25 - 5/15/27)	32,006	32,000
8/24/21 due 11/22/21 (Collateralized by U.S. Treasury Obligations valued at $22,441,880, 1.50% - 6.75%, 6/30/25 - 5/15/27)	22,004	22,000
9/1/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $11,220,826, 1.50% - 6.75%, 6/30/25 - 5/15/27)	11,002	11,000
Prudential Insurance Co. of America at:
0.06%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $41,388,281, 1.50% - 2.13%, 5/15/25 - 2/15/30)	40,594	40,594
0.1%, dated 9/30/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $90,919,516, 2.50% - 5.50%, 8/15/23 - 2/15/36)	89,176	89,169
RBC Dominion Securities at 0.05%, dated 9/16/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $44,979,891, 0.00% - 6.50%, 11/15/21 - 5/15/51)	44,006	44,000
Royal Bank of Canada at 0.05%, dated:
8/24/21 due 10/7/21
(Collateralized by U.S. Treasury Obligations valued at $20,401,129, 2.00% - 2.63%, 2/15/22 - 8/15/25)	20,003	20,000
(Collateralized by U.S. Treasury Obligations valued at $23,461,281, 2.00% - 2.63%, 2/15/22 - 8/15/25)	23,003	23,000
8/25/21 due 10/7/21
(Collateralized by U.S. Treasury Obligations valued at $20,401,140, 2.00% - 2.63%, 2/15/22 - 8/15/25)	20,003	20,000
(Collateralized by U.S. Treasury Obligations valued at $23,461,267, 2.00% - 2.63%, 2/15/22 - 8/15/25)	23,003	23,000
9/9/21 due 10/6/21 (Collateralized by U.S. Treasury Obligations valued at $7,140,320, 2.00% - 2.63%, 2/15/22 - 8/15/25)	7,000	7,000
Societe Generale at 0.05%, dated 9/30/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $42,840,925, 0.13% - 7.13%, 10/31/21 - 2/15/51)	42,000	42,000
TD Securities (U.S.A.) at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $41,820,131, 1.63%, 5/15/31)	41,000	41,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $14,820,183)		14,820,183
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $26,885,587)		26,885,587
NET OTHER ASSETS (LIABILITIES) - 0.1%		26,156
NET ASSETS - 100%		$26,911,743

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$536,060,000 due 10/01/21 at 0.05%
Credit Agricole CIB New York Branch	$37,190
Credit Suisse Ag Ny	97,142
Nomura Securities International	199,974
Sumitomo Mitsu Banking Corp. NY	194,329
Wells Fargo Securities LLC	7,425
$536,060
$722,360,000 due 10/01/21 at 0.05%
Credit Agricole CIB New York Branch	$167,884
ING Financial Markets LLC	188,730
JP Morgan Securities LLC	91,459
Mitsubishi UFJ Securities Hldgs Ltd.	274,287
$722,360

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $14,820,183) — See accompanying schedule: Unaffiliated issuers (cost $26,885,587)		$26,885,587
Receivable for investments sold		28,015
Receivable for fund shares sold		308
Interest receivable		21,975
Prepaid expenses		42
Receivable from investment adviser for expense reductions		790
Other receivables		390
Total assets		26,937,107
Liabilities
Payable to custodian bank	$107
Payable for investments purchased	18,281
Payable for fund shares redeemed	4,180
Distributions payable	124
Accrued management fee	2,054
Other affiliated payables	125
Other payables and accrued expenses	493
Total liabilities		25,364
Net Assets		$26,911,743
Net Assets consist of:
Paid in capital		$26,911,697
Total accumulated earnings (loss)		46
Net Assets		$26,911,743
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($9,752,003 ÷ 9,748,119 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($516,328 ÷ 515,961 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,519,070 ÷ 2,518,764 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($1,121,686 ÷ 1,121,331 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($253,716 ÷ 253,652 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($12,748,940 ÷ 12,748,938 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2021 (Unaudited)
Investment Income
Interest		$10,982
Expenses
Management fee	$19,767
Transfer agent fees	6,372
Distribution and service plan fees	6,102
Accounting fees and expenses	748
Custodian fees and expenses	95
Independent trustees' fees and expenses	37
Registration fees	107
Audit	23
Legal	11
Miscellaneous	64
Total expenses before reductions	33,326
Expense reductions	(24,039)
Total expenses after reductions		9,287
Net investment income (loss)		1,695
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(43)
Total net realized gain (loss)		(43)
Net increase in net assets resulting from operations		$1,652

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,695	$21,012
Net realized gain (loss)	(43)	144
Net increase in net assets resulting from operations	1,652	21,156
Distributions to shareholders	(1,416)	(21,511)
Share transactions - net increase (decrease)	(181,179)	(9,686,025)
Total increase (decrease) in net assets	(180,943)	(9,686,380)
Net Assets
Beginning of period	27,092,686	36,779,066
End of period	$26,911,743	$27,092,686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.018	.019	.009	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.018	.019	.009	.003
Distributions from net investment income	–A	–A	(.018)	(.019)	(.009)	(.003)
Total distributions	–A	–A	(.018)	(.019)	(.009)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.05%	1.82%	1.96%	.95%	.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.21%F	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.07%F	.15%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.07%F	.15%	.18%	.18%	.18%	.18%
Net investment income (loss)	.01%F	.06%	1.77%	1.96%	.96%	.27%
Supplemental Data
Net assets, end of period (in millions)	$9,752	$10,411	$12,043	$9,862	$8,244	$8,308

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.017	.018	.008	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.017	.018	.008	.001
Distributions from net investment income	–A	–A	(.017)	(.018)	(.008)	(.001)
Total distributions	–A	–A	(.017)	(.018)	(.008)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	1.67%	1.81%	.80%	.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.36%F	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.07%F	.19%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.07%F	.19%	.33%	.33%	.33%	.33%
Net investment income (loss)	.01%F	.02%	1.62%	1.81%	.81%	.12%
Supplemental Data
Net assets, end of period (in millions)	$516	$648	$884	$659	$116	$363

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.016	.017	.007	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.016	.017	.007	.001
Distributions from net investment income	–A	–A	(.016)	(.017)	(.007)	(.001)
Total distributions	–A	–A	(.016)	(.017)	(.007)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	1.56%	1.71%	.70%	.05%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.07%F	.19%	.43%	.43%	.43%	.39%
Expenses net of all reductions	.07%F	.19%	.43%	.43%	.43%	.39%
Net investment income (loss)	.01%F	.02%	1.52%	1.71%	.71%	.06%
Supplemental Data
Net assets, end of period (in millions)	$2,519	$2,309	$2,469	$2,448	$2,803	$2,563

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.013	.014	.004	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.013	.014	.004	–A
Distributions from net investment income	–A	–A	(.013)	(.014)	(.004)	–A
Total distributions	–A	–A	(.013)	(.014)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	1.32%	1.46%	.45%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%F	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.07%F	.19%	.67%	.68%	.68%	.43%
Expenses net of all reductions	.07%F	.19%	.67%	.68%	.68%	.43%
Net investment income (loss)	.01%F	.02%	1.28%	1.46%	.46%	.02%
Supplemental Data
Net assets, end of period (in millions)	$1,122	$988	$1,033	$1,217	$926	$793

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.018	.019	.009	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.018	.019	.009	.002
Distributions from net investment income	–A	–A	(.018)	(.019)	(.009)	(.002)
Total distributions	–A	–A	(.018)	(.019)	(.009)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.03%	1.77%	1.91%	.90%	.22%
Ratios to Average Net AssetsD,E
Expenses before reductions	.26%F	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.07%F	.17%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.07%F	.17%	.23%	.23%	.23%	.23%
Net investment income (loss)	.01%F	.03%	1.72%	1.91%	.91%	.22%
Supplemental Data
Net assets, end of period (in millions)	$254	$198	$424	$239	$377	$276

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.001	.018	.020	.010	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.001	.018	.020	.010	.003
Distributions from net investment income	–A	(.001)	(.018)	(.020)	(.010)	(.003)
Total distributions	–A	(.001)	(.018)	(.020)	(.010)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.07%	1.86%	2.00%	.99%	.31%
Ratios to Average Net AssetsD,E
Expenses before reductions	.18%F	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.07%F	.13%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.07%F	.13%	.14%	.14%	.14%	.14%
Net investment income (loss)	.01%F	.07%	1.81%	2.00%	1.00%	.31%
Supplemental Data
Net assets, end of period (in millions)	$12,749	$12,539	$19,926	$10,505	$11,044	$6,645

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2021

Days	% of fund's investments 9/30/21
1 - 7	76.1
8 - 30	4.8
31 - 60	4.2
61 - 90	3.0
91 - 180	5.8
> 180	6.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2021
U.S. Treasury Debt	26.7%
U.S. Government Agency Debt	12.1%
Repurchase Agreements	60.3%
Variable Rate Demand Notes (VRDNs)	0.2%
Net Other Assets (Liabilities)	0.7%

Current 7-Day Yields

9/30/21
Class I	0.01%
Class II	0.01%
Class III	0.01%
Select Class	0.01%
Institutional Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2021, the most recent period shown in the table, would have been (0.13)% for Class I, (0.28)% for Class II, (0.38)% for Class III, (0.18)% for Select Class and (0.10)% for Institutional Class.

Government Portfolio

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 26.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 26.7%
U.S. Treasury Bills
10/7/21 to 9/8/22	0.04 to 0.12%	$10,064,598	$10,062,882
U.S. Treasury Bonds
11/15/21	0.05 to 0.11	139,000	140,350
U.S. Treasury Notes
10/15/21 to 7/31/23	0.03 to 0.34 (b)	24,200,461	24,308,485
TOTAL U.S. TREASURY DEBT
(Cost $34,511,717)			34,511,717

Variable Rate Demand Note - 0.2%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.06% 10/7/21, LOC Freddie Mac, VRDN
10/7/21	0.06 (b)(c)	8,600	8,600
New York - 0.2%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.08% 10/7/21, LOC Freddie Mac, VRDN
10/7/21	0.08 (b)(c)	26,600	26,600
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.08% 10/7/21, LOC Freddie Mac, VRDN
10/7/21	0.08 (b)(c)	13,300	13,300
FHLMC New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.08% 10/7/21, LOC Freddie Mac, VRDN
10/7/21	0.08 (b)(c)	20,800	20,800
FHLMC New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, 0.08% 10/7/21, LOC Freddie Mac, VRDN
10/7/21	0.08 (b)(c)	14,500	14,500
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.08% 10/7/21, LOC Fannie Mae, VRDN
10/7/21	0.08 (b)(c)	10,300	10,300
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.08% 10/7/21, LOC Fannie Mae, VRDN
10/7/21	0.08 (b)(c)	12,700	12,700
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.07% 10/7/21, LOC Fannie Mae, VRDN
10/7/21	0.07 (b)(c)	35,700	35,700
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.08% 10/7/21, LOC Fannie Mae, VRDN
10/7/21	0.08 (b)(c)	8,900	8,900
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.06% 10/7/21, LOC Fannie Mae, VRDN
10/7/21	0.06 (b)(c)	5,800	5,800
FNMA New York Hsg. Fin. Agcy. Rev. (Worth Street Hsg. Proj.) Series A, 0.08% 10/7/21, LOC Fannie Mae, VRDN
10/7/21	0.08 (b)(c)	20,200	20,200
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.08% 10/7/21, LOC Fannie Mae, VRDN
10/7/21	0.08 (b)(c)	7,900	7,900
FNMA New York Hsg. Fin. Agcy. Rev. Series 2004 A, 0.07% 10/7/21, LOC Fannie Mae, VRDN
10/7/21	0.07 (b)(c)	15,900	15,900
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.08% 10/7/21, LOC Fannie Mae, VRDN
10/7/21	0.08 (b)(c)	11,340	11,340
			203,940
Virginia - 0.0%
FHLMC Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series 2011 A, 0.08% 10/7/21, LOC Freddie Mac, VRDN
10/7/21	0.08 (b)(c)	17,150	17,150
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $229,690)			229,690

U.S. Government Agency Debt - 12.1%
Federal Agencies - 12.1%
Fannie Mae
10/25/21 to 7/29/22	0.17 to 0.37 (b)(d)	5,680,800	5,680,800
Federal Farm Credit Bank
10/5/21 to 4/27/22	0.07 to 0.10 (b)	327,000	326,987
Federal Home Loan Bank
10/12/21 to 12/8/22	0.05 to 0.17 (b)(e)	6,813,900	6,814,506
Freddie Mac
10/22/21 to 8/18/22	0.06 to 0.36 (b)	2,877,900	2,877,998
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $15,700,291)			15,700,291

U.S. Government Agency Repurchase Agreement - 11.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.05% dated 9/30/21 due 10/1/21 (Collateralized by U.S. Government Obligations) #	$6,526,816	$6,526,806
0.05% dated 9/30/21 due 10/1/21 (Collateralized by U.S. Government Obligations)#	2,028,953	2,028,950
With:
ABN AMRO Bank NV at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Government Obligations valued at $301,920,450, 0.13% - 5.50%, 2/28/23 - 7/1/51)	296,000	296,000
Barclays Bank PLC at 0.05%, dated:
9/24/21 due 10/1/21 (Collateralized by U.S. Government Obligations valued at $44,880,437, 2.50%, 6/20/51)	44,000	44,000
9/29/21 due 10/6/21 (Collateralized by U.S. Government Obligations valued at $56,100,156, 2.50%, 6/20/51)	55,001	55,000
BMO Harris Bank NA at 0.06%, dated:
9/1/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $114,245,237, 2.00% - 3.50%, 4/1/24 - 12/15/60)	112,016	112,000
9/7/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $80,583,223, 1.50% - 4.50%, 8/1/23 - 6/15/60)	79,024	79,000
9/13/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $56,101,544, 2.00% - 3.50%, 4/1/24 - 10/1/51)	55,008	55,000
CIBC Bank U.S.A. at:
0.06%, dated 8/6/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $174,442,348, 0.13% - 6.00%, 10/31/22 - 9/1/51)	171,047	171,000
0.09%, dated 7/28/21 due 10/26/21 (Collateralized by U.S. Government Obligations valued at $45,165,061, 0.13% - 12.18%, 10/31/22 - 7/25/59)	44,010	44,000
Citibank NA at 0.06%, dated 9/28/21 due 10/5/21
(Collateralized by U.S. Treasury Obligations valued at $56,261,778, 0.00% - 8.88%, 10/7/21 - 8/15/51)	55,001	55,000
(Collateralized by U.S. Government Obligations valued at $337,382,530, 0.00% - 10.00%, 10/1/21 - 8/20/51)	330,004	330,000
Citigroup Global Capital Markets, Inc. at 0.06%, dated 9/28/21 due 10/5/21 (Collateralized by U.S. Government Obligations valued at $224,401,233, 0.63% - 4.00%, 4/15/23 - 9/20/51)	220,003	220,000
Deutsche Bank AG, New York at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Government Obligations valued at $113,300,158, 3.25% - 3.80%, 5/15/43 - 11/15/46)	110,000	110,000
Deutsche Bank Securities, Inc. at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Government Obligations valued at $391,680,555, 0.88% - 4.50%, 9/30/26 - 9/1/51)	384,001	384,000
Goldman Sachs & Co. at:
0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Government Obligations valued at $56,100,078, 3.50%, 5/20/51)	55,000	55,000
0.06%, dated 9/30/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $899,641,374, 2.00% - 5.50%, 5/15/35 - 2/15/61)	882,009	882,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.07%, dated:
8/31/21 due 10/1/21 (Collateralized by U.S. Government Obligations valued at $114,246,886, 1.87% - 5.00%, 3/1/35 - 10/1/51)	112,014	112,000
9/7/21 due 11/8/21 (Collateralized by U.S. Government Obligations valued at $147,906,903, 2.00% - 4.50%, 8/1/31 - 8/1/51)	145,017	145,000
9/14/21 due 11/12/21 (Collateralized by U.S. Government Obligations valued at $170,345,631, 2.00% - 6.50%, 3/1/29 - 9/1/51)	167,019	167,000
9/21/21 due 11/22/21 (Collateralized by U.S. Government Obligations valued at $113,222,202, 2.50% - 4.50%, 2/1/29 - 10/1/51)	111,013	111,000
RBC Dominion Securities at 0.05%, dated:
8/24/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $227,485,299, 0.00% - 6.00%, 4/15/22 - 9/20/51)	223,035	223,000
9/3/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $114,255,951, 0.00% - 6.00%, 4/15/22 - 9/1/51)	112,014	112,000
9/10/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $230,529,040, 0.00% - 6.13%, 1/15/25 - 9/20/51)	226,029	226,000
RBC Financial Group at 0.06%, dated:
6/25/21 due 10/7/21
(Collateralized by U.S. Government Obligations valued at $113,830,227, 2.00% - 5.00%, 5/1/31 - 2/1/57)	111,040	111,000
(Collateralized by U.S. Government Obligations valued at $567,212,630, 2.00% - 5.00%, 2/1/31 - 8/1/59)	556,199	556,000
6/29/21 due 10/7/21
(Collateralized by U.S. Government Obligations valued at $228,667,785, 2.00% - 6.50%, 7/15/28 - 8/1/59)	224,079	224,000
(Collateralized by U.S. Government Obligations valued at $457,031,591, 2.00% - 5.50%, 6/1/30 - 2/1/57)	448,159	448,000
(Collateralized by U.S. Government Obligations valued at $457,443,207, 1.85% - 6.00%, 1/1/27 - 1/1/58)	448,161	448,000
6/30/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $124,459,288, 2.00% - 5.00%, 11/1/32 - 10/1/51)	122,044	122,000
8/6/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $116,290,853, 2.00% - 6.00%, 11/1/28 - 8/1/58)	114,040	114,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.09%, dated:
9/27/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $34,203,229, 0.38% - 3.00%, 3/31/22 - 10/20/46)	33,507	33,500
10/1/21 due 10/7/21(f)	37,009	37,000
0.1%, dated:
7/1/21 due 10/1/21 (Collateralized by U.S. Government Obligations valued at $58,215,117, 0.38% - 3.50%, 3/31/22 - 9/1/47)	57,015	57,000
7/15/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $83,732,806, 0.38% - 4.00%, 3/31/22 - 7/1/49)	82,021	82,000
8/2/21 due 10/7/21 (Collateralized by U.S. Government Obligations valued at $87,939,244, 0.38% - 3.50%, 3/31/22 - 8/1/49)	86,199	86,178
TD Securities (U.S.A.) at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Government Obligations valued at $558,960,777, 2.00% - 2.50%, 9/1/51 - 10/1/51)	548,001	548,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $15,410,434)		15,410,434

U.S. Treasury Repurchase Agreement - 48.4%
With:
ABN AMRO Bank NV at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $283,995,543, 0.13% - 3.63%, 2/15/23 - 8/15/49)	278,000	278,000
Barclays Bank PLC at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $712,980,997, 0.25% - 2.25%, 6/30/25 - 5/15/41)	699,001	699,000
BMO Harris Bank NA at 0.06%, dated 9/24/21 due 10/7/21
(Collateralized by U.S. Treasury Obligations valued at $51,000,573, 0.00% - 3.88%, 12/2/21 - 5/15/41)	50,005	50,000
(Collateralized by U.S. Treasury Obligations valued at $51,200,021, 0.00% - 3.88%, 10/31/21 - 11/15/50)	50,007	50,000
BNP Paribas, SA at 0.05%, dated:
9/16/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $304,073,070, 0.07% - 6.63%, 10/31/21 - 8/15/49)	298,006	298,000
9/17/21 due 10/4/21 (Collateralized by U.S. Treasury Obligations valued at $555,629,097, 0.00% - 6.88%, 10/7/21 - 8/15/50)	544,013	544,000
9/20/21 due 10/5/21 (Collateralized by U.S. Treasury Obligations valued at $395,229,211, 0.00% - 6.63%, 10/7/21 - 5/15/50)	386,008	386,000
9/21/21 due 10/6/21 (Collateralized by U.S. Treasury Obligations valued at $817,031,378, 0.00% - 6.38%, 10/31/21 - 5/15/51)	801,017	801,000
9/22/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $332,597,617, 0.00% - 6.38%, 10/7/21 - 5/15/50)	326,007	326,000
9/23/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $585,486,530, 0.00% - 6.63%, 11/26/21 - 8/15/50)	574,012	574,000
9/24/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $408,094,043, 0.09% - 6.38%, 10/31/21 - 5/15/51)	399,010	399,000
9/27/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $582,710,531, 0.00% - 6.88%, 10/31/21 - 8/15/50)	571,013	571,000
9/28/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $330,787,428, 0.09% - 7.50%, 7/31/22 - 8/15/50)	324,007	324,000
9/29/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $661,661,600, 0.00% - 6.63%, 10/7/21 - 5/15/50)	648,014	648,000
9/30/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $509,263,320, 0.00% - 6.88%, 10/7/21 - 8/15/51)	499,012	499,000
CIBC Bank U.S.A. at:
0.05%, dated:
9/9/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $104,082,968, 0.13% - 3.38%, 4/30/22 - 11/15/50)	102,004	102,000
9/13/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $104,456,024, 0.13% - 3.13%, 10/31/22 - 8/15/50)	102,004	102,000
0.06%, dated 8/9/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $53,052,072, 0.13% - 3.13%, 10/31/22 - 2/15/50)	52,014	52,000
Citigroup Global Capital Markets, Inc. at 0.06%, dated 9/2/21 due 10/4/21 (Collateralized by U.S. Treasury Obligations valued at $310,095,205, 0.00% - 3.00%, 1/4/22 - 8/15/48)	304,016	304,000
Credit AG at 0.05%, dated:
9/7/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $270,899,098, 2.25% - 3.13%, 11/15/41 - 8/15/49)	263,011	263,000
9/24/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $202,982,053, 1.13%, 8/15/40)	199,002	199,000
9/30/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $143,584,153, 2.88% - 4.63%, 2/15/40 - 11/15/46)	140,001	140,000
Deutsche Bank AG, New York at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $405,960,580, 0.13% - 4.25%, 2/28/22 - 5/15/39)	398,001	398,000
DNB Bank ASA at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $81,677,724, 0.25% - 4.38%, 10/31/21 - 2/15/38)	80,000	80,000
Federal Reserve Bank of New York at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $47,171,065,519, 0.13% - 3.63%, 8/31/22 - 5/15/47)	47,171,066	47,171,000
Fixed Income Clearing Corp. - BNYM at 0.06%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $181,560,016, 2.00%, 8/15/25)	178,000	178,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $407,090,112, 2.63%, 6/30/23 - 12/31/23)	399,001	399,000
ING Financial Markets LLC at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $201,997,315, 0.00% - 0.38%, 12/2/21 - 1/31/26)	198,000	198,000
J.P. Morgan Securities, LLC at 0.05%, dated 9/24/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $599,765,839, 0.00% - 2.88%, 1/6/22 - 12/31/25)	588,006	588,000
Lloyds Bank Corp. Markets PLC at:
0.06%, dated 8/3/21 due 10/4/21 (Collateralized by U.S. Treasury Obligations valued at $104,052,026, 0.13% - 2.00%, 7/31/22 - 8/15/25)	102,011	102,000
0.07%, dated:
7/28/21 due 10/28/21 (Collateralized by U.S. Treasury Obligations valued at $103,003,138, 0.13% - 2.50%, 7/31/22 - 8/15/40)	101,017	101,000
9/8/21 due 1/10/22 (Collateralized by U.S. Treasury Obligations valued at $103,027,025, 0.13% - 2.00%, 7/31/22 - 8/15/25)	101,024	101,000
9/21/21 due 1/21/22 (Collateralized by U.S. Treasury Obligations valued at $101,981,372, 0.13%, 7/31/22)	100,024	100,000
9/22/21 due 1/24/22 (Collateralized by U.S. Treasury Obligations valued at $101,969,510, 0.13% - 2.00%, 7/31/22 - 8/15/40)	100,024	100,000
9/30/21 due 1/18/22 (Collateralized by U.S. Treasury Obligations valued at $78,532,722, 2.38%, 1/31/23)	77,016	77,000
Lloyds Bank PLC at:
0.06%, dated:
8/10/21 due 10/12/21 (Collateralized by U.S. Treasury Obligations valued at $105,041,112, 0.25% - 3.63%, 3/15/22 - 8/15/43)	103,011	103,000
8/12/21 due 10/13/21 (Collateralized by U.S. Treasury Obligations valued at $62,216,388, 0.13% - 3.63%, 10/15/23 - 8/15/43)	61,006	61,000
8/18/21 due 10/18/21 (Collateralized by U.S. Treasury Obligations valued at $104,009,988, 1.63% - 3.63%, 9/30/26 - 8/15/43)	102,010	102,000
0.07%, dated:
7/19/21 due 10/19/21 (Collateralized by U.S. Treasury Obligations valued at $106,087,554, 2.00% - 3.63%, 4/30/24 - 8/15/43)	104,017	104,000
7/28/21 due 10/28/21 (Collateralized by U.S. Treasury Obligations valued at $103,044,962, 1.50% - 6.00%, 11/30/24 - 8/15/43)	101,017	101,000
0.08%, dated 7/1/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $175,443,538, 1.50% - 6.00%, 11/30/24 - 8/15/43)	172,033	172,000
Mizuho Bank, Ltd. at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $356,316,728, 2.38%, 5/15/29)	349,000	349,000
MUFG Securities EMEA PLC at:
0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $1,077,033,800, 0.13% - 2.88%, 11/30/21 - 5/15/28)	1,056,001	1,056,000
0.06%, dated 9/29/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $331,408,115, 0.13% - 2.88%, 1/31/22 - 5/15/41)	325,015	325,000
Natixis SA at:
0.06%, dated:
8/16/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $52,288,254, 0.00% - 5.38%, 10/31/21 - 5/15/51)	51,008	51,000
8/19/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $311,183,757, 0.00% - 5.38%, 10/7/21 - 5/15/51)	305,043	305,000
0.07%, dated 8/17/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $104,199,933, 0.00% - 4.50%, 2/17/22 - 2/15/51)	102,036	102,000
Norinchukin Bank at 0.08%, dated:
7/9/21 due 10/12/21 (Collateralized by U.S. Treasury Obligations valued at $155,068,644, 1.50% - 6.75%, 6/30/25 - 5/15/27)	152,032	152,000
7/12/21 due 10/13/21 (Collateralized by U.S. Treasury Obligations valued at $124,462,169, 1.50% - 6.75%, 6/30/25 - 5/15/27)	122,025	122,000
7/13/21 due 10/14/21 (Collateralized by U.S. Treasury Obligations valued at $105,078,538, 1.50% - 6.75%, 6/30/25 - 5/15/27)	103,021	103,000
8/12/21 due 11/10/21 (Collateralized by U.S. Treasury Obligations valued at $104,051,433, 1.50% - 6.75%, 6/30/25 - 5/15/27)	102,020	102,000
8/18/21 due 11/16/21 (Collateralized by U.S. Treasury Obligations valued at $104,049,962, 1.50% - 6.75%, 6/30/25 - 5/15/27)	102,020	102,000
8/19/21 due 11/17/21 (Collateralized by U.S. Treasury Obligations valued at $82,627,749, 1.50% - 6.75%, 6/30/25 - 5/15/27)	81,016	81,000
8/23/21 due 11/19/21 (Collateralized by U.S. Treasury Obligations valued at $149,952,721, 1.50% - 6.75%, 6/30/25 - 5/15/27)	147,029	147,000
8/24/21 due 11/22/21 (Collateralized by U.S. Treasury Obligations valued at $103,028,517, 1.50% - 6.75%, 6/30/25 - 5/15/27)	101,020	101,000
9/1/21 due 12/1/21 (Collateralized by U.S. Treasury Obligations valued at $52,023,424, 1.50% - 6.75%, 6/30/25 - 5/15/27)	51,010	51,000
Prudential Insurance Co. of America at:
0.06%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $195,815,375, 1.50% - 6.63%, 11/15/24 - 2/15/37)	192,076	192,075
0.1%, dated 9/30/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $397,885,998, 1.75% - 8.00%, 11/15/21 - 2/15/31)	390,125	390,093
RBC Dominion Securities at 0.05%, dated 9/16/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $203,367,851, 0.00% - 6.50%, 11/26/21 - 8/15/49)	199,025	199,000
Royal Bank of Canada at 0.05%, dated:
8/24/21 due 10/7/21
(Collateralized by U.S. Treasury Obligations valued at $92,824,921, 2.00% - 2.63%, 2/15/22 - 8/15/25)	91,013	91,000
(Collateralized by U.S. Treasury Obligations valued at $105,065,630, 2.00% - 2.50%, 2/15/22 - 8/15/25)	103,014	103,000
8/25/21 due 10/7/21
(Collateralized by U.S. Treasury Obligations valued at $92,824,818, 2.00% - 2.63%, 2/15/22 - 8/15/25)	91,013	91,000
(Collateralized by U.S. Treasury Obligations valued at $105,065,500, 2.00% - 2.63%, 2/15/22 - 8/15/25)	103,014	103,000
9/9/21 due 10/6/21 (Collateralized by U.S. Treasury Obligations valued at $32,641,088, 1.75% - 2.63%, 2/15/22 - 8/15/25)	32,001	32,000
Societe Generale at 0.05%, dated 9/30/21 due 10/7/21 (Collateralized by U.S. Treasury Obligations valued at $200,487,049, 0.00% - 7.13%, 10/31/21 - 5/15/50)	196,002	196,000
TD Securities (U.S.A.) at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $198,900,299, 1.13% - 1.88%, 8/31/24 - 8/15/31)	195,000	195,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $62,586,168)		62,586,168
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $128,438,300)		128,438,300
NET OTHER ASSETS (LIABILITIES) - 0.7%		858,985
NET ASSETS - 100%		$129,297,285

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$6,526,806,000 due 10/01/21 at 0.05%
Bank Of America, N.A.	$737,816
BofA Securities, Inc.	844,539
Citigroup Global Markets, Inc.	290,565
Mitsubishi UFJ Securities Hldgs Ltd	139,015
Nomura Securities International	1,207,149
Sumitomo Mitsu Banking Corp. NY	1,999,142
Sumitomo Mitsu Banking Corp.	1,259,113
Wells Fargo Securities LLC	49,467
$6,526,806
$2,028,950,000 due 10/01/21 at 0.05%
Bank Of America, N.A.	$247,113
BofA Securities, Inc.	162,888
Credit Agricole CIB New York Branch	323,465
HSBC Securities (USA), Inc.	98,471
Mitsubishi UFJ Securities Hldgs Ltd	310,441
Mizuho Securities USA, Inc.	54,706
Nomura Securities International	404,304
RBC Dominion Securities, Inc.	109,413
Societe Generale	218,826
Wells Fargo Securities LLC	99,323
$2,028,950

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $77,996,602) — See accompanying schedule: Unaffiliated issuers (cost $128,438,300)		$128,438,300
Receivable for investments sold		758,729
Receivable for fund shares sold		346,140
Interest receivable		89,353
Prepaid expenses		181
Receivable from investment adviser for expense reductions		3,497
Other receivables		1,406
Total assets		129,637,606
Liabilities
Payable for investments purchased
Regular delivery	$92,850
Delayed delivery	37,995
Payable for fund shares redeemed	196,531
Distributions payable	464
Accrued management fee	10,487
Distribution and service plan fees payable	1
Other affiliated payables	284
Other payables and accrued expenses	1,709
Total liabilities		340,321
Net Assets		$129,297,285
Net Assets consist of:
Paid in capital		$129,297,434
Total accumulated earnings (loss)		(149)
Net Assets		$129,297,285
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($32,388,694 ÷ 32,378,410 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($1,102,196 ÷ 1,101,574 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($4,651,274 ÷ 4,648,796 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($187,416 ÷ 187,388 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($90,967,705 ÷ 90,969,475 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2021 (Unaudited)
Investment Income
Interest		$50,419
Expenses
Management fee	$90,652
Transfer agent fees	25,195
Distribution and service plan fees	5,863
Accounting fees and expenses	1,710
Custodian fees and expenses	333
Independent trustees' fees and expenses	173
Registration fees	207
Audit	24
Legal	54
Miscellaneous	273
Total expenses before reductions	124,484
Expense reductions	(81,686)
Total expenses after reductions		42,798
Net investment income (loss)		7,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(43)
Total net realized gain (loss)		(43)
Net increase in net assets resulting from operations		$7,578

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,621	$100,141
Net realized gain (loss)	(43)	27
Net increase in net assets resulting from operations	7,578	100,168
Distributions to shareholders	(6,495)	(102,238)
Share transactions - net increase (decrease)	(1,983,707)	(41,288,542)
Total increase (decrease) in net assets	(1,982,624)	(41,290,612)
Net Assets
Beginning of period	131,279,909	172,570,521
End of period	$129,297,285	$131,279,909

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.018	.020	.009	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.018	.020	.009	.003
Distributions from net investment income	–A	–A	(.018)	(.020)	(.009)	(.003)
Total distributions	–A	–A	(.018)	(.020)	(.009)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.04%	1.83%	1.97%	.95%	.31%
Ratios to Average Net AssetsD,E
Expenses before reductions	.20%F	.20%	.21%	.21%	.20%	.21%
Expenses net of fee waivers, if any	.07%F	.15%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.07%F	.15%	.18%	.18%	.18%	.18%
Net investment income (loss)	.01%F	.05%	1.77%	1.96%	.95%	.33%
Supplemental Data
Net assets, end of period (in millions)	$32,389	$33,508	$45,360	$29,352	$31,829	$31,498

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.017	.018	.008	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.017	.018	.008	.002
Distributions from net investment income	–A	–A	(.017)	(.018)	(.008)	(.002)
Total distributions	–A	–A	(.017)	(.018)	(.008)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	1.68%	1.82%	.80%	.16%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%F	.35%	.36%	.36%	.35%	.36%
Expenses net of fee waivers, if any	.07%F	.17%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.07%F	.17%	.33%	.33%	.33%	.33%
Net investment income (loss)	.01%F	.03%	1.62%	1.81%	.80%	.18%
Supplemental Data
Net assets, end of period (in millions)	$1,102	$1,366	$697	$836	$744	$909

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.016	.017	.007	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.016	.017	.007	.001
Distributions from net investment income	–A	–A	(.016)	(.017)	(.007)	(.001)
Total distributions	–A	–A	(.016)	(.017)	(.007)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	1.57%	1.72%	.70%	.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.07%F	.19%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.07%F	.19%	.43%	.43%	.43%	.43%
Net investment income (loss)	.01%F	.02%	1.52%	1.71%	.70%	.09%
Supplemental Data
Net assets, end of period (in millions)	$4,651	$3,234	$3,704	$3,397	$3,351	$3,038

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.018	.019	.009	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	–A	.018	.019	.009	.003
Distributions from net investment income	–A	–A	(.018)	(.019)	(.009)	(.003)
Total distributions	–A	–A	(.018)	(.019)	(.009)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.03%	1.78%	1.92%	.90%	.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.26%	.25%	.26%	.26%
Expenses net of fee waivers, if any	.07%F	.17%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.07%F	.17%	.23%	.23%	.23%	.23%
Net investment income (loss)	.01%F	.03%	1.72%	1.91%	.90%	.28%
Supplemental Data
Net assets, end of period (in millions)	$187	$367	$498	$335	$450	$641

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.001	.019	.020	.010	.004
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.001	.019	.020	.010	.004
Distributions from net investment income	–A	(.001)	(.019)	(.020)	(.010)	(.004)
Total distributions	–A	(.001)	(.019)	(.020)	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.07%	1.87%	2.01%	.99%	.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.17%F	.17%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.07%F	.13%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.07%F	.13%	.14%	.14%	.14%	.14%
Net investment income (loss)	.01%F	.07%	1.81%	2.00%	.99%	.37%
Supplemental Data
Net assets, end of period (in millions)	$90,968	$92,805	$122,312	$75,150	$64,695	$58,310

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2021

Days	% of fund's investments 9/30/21
1 - 7	51.4
8 - 30	7.7
31 - 60	10.2
61 - 90	13.8
91 - 180	13.5
> 180	3.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2021
Certificates of Deposit	8.5%
Commercial Paper	39.0%
U.S. Treasury Debt	2.4%
Non-Negotiable Time Deposit	11.4%
Other Instruments	0.1%
Repurchase Agreements	38.9%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/21
Class I	0.01%
Class II	0.01%
Class III	0.01%
Select Class	0.01%
Institutional Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2021, the most recent period shown in the table, would have been (0.07)% for Class I, (0.22)% for Class II, (0.32)% for Class III, (0.12)% for Select Class and (0.03)% for Institutional Class.

Money Market Portfolio

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 8.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.8%
Bank of America NA
10/19/21 to 2/7/22	0.15 to 0.19%	$316,000	$316,000
New York Branch, Yankee Dollar, Foreign Banks - 7.7%
Bank of Montreal
1/3/22	0.16	204,000	204,000
Credit Agricole CIB
12/6/21	0.12	287,000	287,000
Landesbank Baden-Wuerttemberg New York Branch
10/8/21 to 11/22/21	0.13 to 0.14	646,000	646,000
Mitsubishi UFJ Trust & Banking Corp.
1/24/22 to 1/25/22	0.14	104,000	104,000
Mizuho Corporate Bank Ltd.
12/1/21 to 12/13/21	0.11	587,000	587,000
Sumitomo Mitsui Banking Corp.
10/7/21 to 1/19/22	0.10 to 0.14	1,304,000	1,304,000
Toronto-Dominion Bank
12/9/21 to 4/18/22	0.14 to 0.17 (b)	199,000	199,000
			3,331,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,647,000)			3,647,000

Financial Company Commercial Paper - 37.8%
ASB Finance Ltd. (London)
12/13/21 to 12/20/21	0.12	137,000	136,965
Bank of Montreal
2/14/22 to 2/16/22	0.15	411,000	410,765
BNP Paribas SA
11/3/21 to 12/2/21	0.12 to 0.13	543,000	542,922
BPCE SA
11/3/21 to 11/16/21	0.12 to 0.13	906,000	905,873
Caisse d'Amort de la Dette Sociale
12/9/21 to 2/9/22	0.14 to 0.15 (c)	1,604,000	1,603,428
Canadian Imperial Bank of Commerce
10/20/21 to 12/13/21	0.16 to 0.19	1,046,000	1,045,780
Federation des caisses Desjardin
3/3/22	0.15	51,000	50,967
ING U.S. Funding LLC (ING Bank NV Guaranteed)
12/10/21	0.11	127,000	126,973
Landesbank Baden-Wurttemberg
10/1/21 to 10/15/21	0.07 to 0.12	450,000	449,997
Lloyds Bank PLC
12/14/21 to 1/5/22	0.11 to 0.12	356,000	355,909
Mitsubishi UFJ Trust & Banking Corp.
10/22/21 to 1/13/22	0.12 to 0.14	892,500	892,276
Mizuho Bank Ltd. Singapore Branch
10/25/21 to 12/13/21	0.12 to 0.14	489,000	488,927
National Bank of Canada
10/4/21 to 2/14/22	0.15 to 0.19	1,415,000	1,414,482
Rabobank Nederland New York Branch
10/1/21 to 12/15/21	0.11 to 0.12	2,159,000	2,158,797
Royal Bank of Canada
1/24/22 to 4/11/22	0.15 to 0.17	1,807,000	1,805,842
Sumitomo Mitsui Banking Corp.
10/5/21 to 10/6/21	0.10	91,000	90,999
Sumitomo Mitsui Trust Bank Ltd.
10/4/21 to 1/13/22	0.13 to 0.14	2,154,300	2,153,831
Svenska Handelsbanken AB
11/10/21	0.14	180,500	180,472
The Toronto-Dominion Bank
2/18/22 to 4/11/22	0.15 to 0.19	1,444,000	1,442,824
Toyota Motor Credit Corp.
3/2/22	0.15	50,000	49,968
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $16,307,997)			16,307,997

Asset Backed Commercial Paper - 1.2%
Atlantic Asset Securitization LLC (Liquidity Facility Credit Agricole CIB)

1/10/22	0.13	28,000	27,990
11/15/21	0.11	83,000	82,989
12/13/21	0.12	55,000	54,987
12/9/21	0.12	44,000	43,990
12/9/21	0.12	25,000	24,994
Sheffield Receivables Corp. (Liquidity Facility Barclays Bank PLC)

11/18/21	0.11	40,500	40,494
11/18/21	0.11	50,000	49,993
11/18/21	0.11	7,000	6,999
11/18/21	0.11	25,000	24,996
11/22/21	0.11	25,000	24,996
11/22/21	0.11	18,000	17,997
11/22/21	0.11	25,000	24,996
11/23/21	0.11	51,000	50,992
12/1/21	0.11	35,000	34,993
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $511,406)			511,406

U.S. Treasury Debt - 2.4%
U.S. Treasury Obligations - 2.4%
U.S. Treasury Bills
10/15/21	0.06 to 0.07	900,000	899,977
U.S. Treasury Notes
10/31/21	0.34 (b)(d)	117,000	117,002
TOTAL U.S. TREASURY DEBT
(Cost $1,016,979)			1,016,979

Non-Negotiable Time Deposit - 11.4%
Time Deposits - 11.4%
Abn Amro Bank NV(TD)
10/1/21	0.08	388,000	388,000
Barclays Bank PLC
10/1/21	0.14	1,168,772	1,168,772
Bayerische Landesbank
10/1/21	0.07	1,017,000	1,017,000
Credit Agricole CIB
10/1/21	0.07	254,000	254,000
Credit Agricole CIB Paris Branch
10/6/21	0.11	254,000	254,000
Landesbank Hessen-Thuringen London Branch
10/4/21 to 10/7/21	0.12	524,000	524,000
Mizuho Bank Ltd.
10/1/21	0.07	536,000	536,000
Mizuho Bank Ltd. Canada Branch
10/1/21	0.08	422,000	422,000
Royal Bank of Canada
10/1/21	0.07	360,000	360,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,923,772)			4,923,772

Interfund Loans - 0.1%
With:
Fidelity Advisor Growth Opportunities Fund(e)		53,049	53,049
Fidelity Trend Fund(e)		9,880	9,880
TOTAL INTERFUND LOANS
(Cost $62,929)			62,929

U.S. Government Agency Repurchase Agreement - 3.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.06% dated 9/30/21 due 10/1/21 (Collateralized by U.S. Government Obligations) #
(Cost $1,394,870)	$1,394,872	$1,394,870

U.S. Treasury Repurchase Agreement - 27.1%
With:
Federal Reserve Bank of New York at 0.05%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $11,644,016,256, 0.25% - 2.75%, 2/28/23 - 11/15/30)	11,644,016	11,644,000
Fixed Income Clearing Corp. - BNYM at 0.06%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Treasury Obligations valued at $61,200,102, 2.00% - 2.50%, 8/15/23 - 8/15/25)	60,000	60,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $11,704,000)		11,704,000

Other Repurchase Agreement - 8.6%
Other Repurchase Agreement - 8.6%
With:
BMO Capital Markets Corp. at:
0.21%, dated 9/30/21 due 10/1/21 (Collateralized by Corporate Obligations valued at $114,451,452, 0.82% - 4.51%, 11/15/21 - 9/1/51)	109,001	109,000
0.27%, dated 9/30/21 due 10/1/21 (Collateralized by Corporate Obligations valued at $117,570,289, 2.65% - 10.50%, 10/15/24 - 3/1/30)	109,001	109,000
BMO Chicago Branch at 0.27%, dated 9/30/21 due 10/1/21 (Collateralized by U.S. Government Obligations valued at $42,518,709, 0.32% - 8.50%, 4/14/23 - 8/20/51)	41,000	41,000
BNP Paribas Prime Brokerage, Inc. at:
0.37%, dated 9/30/21 due 10/1/21 (Collateralized by Equity Securities valued at $398,524,097)	369,004	369,000
0.53%, dated 9/1/21 due 11/1/21 (Collateralized by Equity Securities valued at $285,145,749)(b)(d)(f)	264,237	264,000
BofA Securities, Inc. at:
0.73%, dated 9/27/21 due 1/3/22 (Collateralized by Corporate Obligations valued at $142,097,542, 0.00% - 5.38%, 2/15/22 - 11/1/35)	132,337	132,000
0.78%, dated 7/19/21 due 1/3/22 (Collateralized by Corporate Obligations valued at $143,870,748, 0.00% - 6.50%, 1/30/23 - 12/1/49)	133,527	133,000
Citigroup Global Markets, Inc. at 0.53%, dated 6/21/21 due 10/19/21 (Collateralized by Mortgage Loan Obligations valued at $82,526,106, 0.50% - 6.06%, 8/12/23 - 4/1/77)	80,141	80,000
Credit Suisse Securities (U.S.A.) LLC at 0.5%, dated 9/17/21 due 12/6/21 (Collateralized by Mortgage Loan Obligations valued at $23,104,492, 0.00% - 5.57%, 6/23/35 - 9/25/57)	22,046	22,000
HSBC Securities, Inc. at 0.26%, dated 9/30/21 due 10/1/21 (Collateralized by Corporate Obligations valued at $40,424,910, 0.25% - 5.20%, 1/23/23 - 7/15/48)	39,000	39,000
J.P. Morgan Securities, LLC at 0.42%, dated:
9/14/21 due 11/4/21
(Collateralized by Equity Securities valued at $283,938,514)(b)(d)(f)	263,181	263,000
(Collateralized by Equity Securities valued at $162,032,131)(b)(d)(f)	150,103	150,000
9/20/21 due 11/4/21 (Collateralized by Equity Securities valued at $313,240,195)(b)(d)(f)	290,203	290,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.3%, dated 9/30/21 due 10/1/21 (Collateralized by Equity Securities valued at $142,561,189)	132,001	132,000
0.33%, dated:
9/29/21 due 10/6/21 (Collateralized by Equity Securities valued at $14,040,262)	13,001	13,000
9/30/21 due 10/7/21 (Collateralized by Equity Securities valued at $39,960,371)	37,002	37,000
0.59%, dated 9/30/21 due 10/1/21 (Collateralized by Corporate Obligations valued at $10,727,457, 0.00% - 3.50%, 5/1/25 - 1/15/31)	10,000	10,000
Mizuho Securities U.S.A., Inc. at 0.34%, dated 9/30/21 due 10/1/21 (Collateralized by Equity Securities valued at $142,561,347)	132,001	132,000
Morgan Stanley & Co., Inc. at 0.32%, dated 9/29/21 due 10/6/21 (Collateralized by Mortgage Loan Obligations valued at $44,200,254, 0.00% - 10.50%, 4/15/23 - 1/18/63)	40,002	40,000
RBS Securities, Inc. at 0.32%, dated 9/30/21 due 10/1/21 (Collateralized by Corporate Obligations valued at $111,105,611, 0.60% - 4.13%, 4/6/23 - 8/15/51)	106,001	106,000
Societe Generale at:
0.21%, dated 9/30/21 due 10/1/21 (Collateralized by Corporate Obligations valued at $170,432,874, 1.64% - 13.00%, 12/1/21 - 6/4/81)	158,001	158,000
0.24%, dated 9/28/21 due 10/5/21 (Collateralized by Corporate Obligations valued at $169,802,205, 0.65% - 13.00%, 11/10/21 - 6/19/64)	158,007	158,000
0.29%, dated 9/30/21 due 10/1/21 (Collateralized by Corporate Obligations valued at $114,205,648, 0.33% - 13.00%, 11/10/21 - 5/15/97)	106,001	106,000
0.32%, dated 9/28/21 due 10/5/21 (Collateralized by Corporate Obligations valued at $56,103,432, 0.28% - 11.50%, 11/10/21 - 5/15/97)	52,003	52,000
Wells Fargo Securities, LLC at:
0.37%, dated 9/30/21 due 10/1/21 (Collateralized by Corporate Obligations valued at $28,080,846, 0.00% - 4.00%, 1/30/23 - 11/15/29)	26,000	26,000
0.67%, dated:
9/3/21 due 12/2/21 (Collateralized by Corporate Obligations valued at $313,363,633, 0.63% - 6.00%, 5/15/22 - 9/15/26)	290,486	290,000
9/13/21 due 12/10/21 (Collateralized by Corporate Obligations valued at $170,697,839, 0.13% - 4.50%, 3/1/23 - 10/1/26)	158,259	158,000
0.68%, dated:
8/5/21 due 11/3/21 (Collateralized by Corporate Obligations valued at $171,738,563, 0.00% - 4.00%, 2/1/22 - 12/15/26)	159,270	159,000
8/9/21 due 11/5/21 (Collateralized by Corporate Obligations valued at $140,841,083, 0.38% - 5.88%, 12/3/21 - 7/1/60)	134,223	134,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $3,712,000)		3,712,000
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $43,280,953)		43,280,953
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(110,105)
NET ASSETS - 100%		$43,170,848

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,603,428,000 or 3.7% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Loan is with an affiliated fund.

 (f) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,394,870,000 due 10/01/21 at 0.06%
BNY Mellon Capital Markets LLC	$182,178
Citigroup Global Markets, Inc.	97,926
Sumitomo Mitsu Banking Corp. NY	673,750
Sumitomo Mitsu Banking Corp.	424,345
Wells Fargo Securities LLC	16,671
$1,394,870

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $16,810,870) — See accompanying schedule: Unaffiliated issuers (cost $43,218,024)	$43,218,024
Affiliated issuers (cost $62,929)	62,929
Total Investment in Securities (cost $43,280,953)		$43,280,953
Receivable for fund shares sold		22,714
Interest receivable		2,105
Prepaid expenses		65
Receivable from investment adviser for expense reductions		1,200
Other affiliated receivables		1
Other receivables		1,227
Total assets		43,308,265
Liabilities
Payable for fund shares redeemed	$129,884
Distributions payable	31
Accrued management fee	5,084
Other affiliated payables	1,013
Other payables and accrued expenses	1,405
Total liabilities		137,417
Net Assets		$43,170,848
Net Assets consist of:
Paid in capital		$43,170,710
Total accumulated earnings (loss)		138
Net Assets		$43,170,848
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($18,296,961 ÷ 18,288,344 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($128,299 ÷ 128,250 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($10,136 ÷ 10,136 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($22,511 ÷ 22,502 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($24,712,941 ÷ 24,700,740 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2021 (Unaudited)
Investment Income
Interest (including $46 from affiliated interfund lending)		$36,518
Expenses
Management fee	$32,713
Transfer agent fees	10,017
Distribution and service plan fees	127
Accounting fees and expenses	923
Custodian fees and expenses	187
Independent trustees' fees and expenses	65
Registration fees	143
Audit	23
Legal	21
Miscellaneous	106
Total expenses before reductions	44,325
Expense reductions	(11,140)
Total expenses after reductions		33,185
Net investment income (loss)		3,333
Net increase in net assets resulting from operations		$3,333

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,333	$109,402
Net realized gain (loss)	–	15
Net increase in net assets resulting from operations	3,333	109,417
Distributions to shareholders	(3,328)	(109,397)
Share transactions - net increase (decrease)	(7,820,988)	(11,126,975)
Total increase (decrease) in net assets	(7,820,983)	(11,126,955)
Net Assets
Beginning of period	50,991,831	62,118,786
End of period	$43,170,848	$50,991,831

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.002	.020	.022	.013	.006
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.002	.020	.022	.013	.006
Distributions from net investment income	–A	(.002)	(.020)	(.022)	(.013)	(.006)
Total distributions	–A	(.002)	(.020)	(.022)	(.013)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.15%	2.01%	2.23%	1.29%	.63%
Ratios to Average Net AssetsD,E
Expenses before reductions	.21%F	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.15%F	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.15%F	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	.01%F	.16%	1.96%	2.25%	1.31%	.56%
Supplemental Data
Net assets, end of period (in millions)	$18,297	$21,937	$25,801	$22,140	$12,545	$7,631

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.001	.018	.021	.011	.005
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.001	.018	.021	.011	.005
Distributions from net investment income	–A	(.001)	(.018)	(.021)	(.011)	(.005)
Total distributions	–A	(.001)	(.018)	(.021)	(.011)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.09%	1.86%	2.08%	1.14%	.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	.36%F	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.15%F	.26%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.15%F	.26%	.33%	.33%	.33%	.33%
Net investment income (loss)	.01%F	.08%	1.81%	2.10%	1.16%	.41%
Supplemental Data
Net assets, end of period (in millions)	$128	$179	$394	$368	$68	$14

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.001	.017	.020	.010	.004
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.001	.017	.020	.010	.004
Distributions from net investment income	–A	(.001)	(.017)	(.020)	(.010)	(.004)
Total distributions	–A	(.001)	(.017)	(.020)	(.010)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.06%	1.76%	1.98%	1.04%	.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.15%F	.27%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.15%F	.27%	.43%	.43%	.43%	.43%
Net investment income (loss)	.01%F	.07%	1.71%	2.00%	1.06%	.31%
Supplemental Data
Net assets, end of period (in millions)	$10	$13	$13	$33	$132	$91

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.001	.019	.022	.012	.006
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.001	.019	.022	.012	.006
Distributions from net investment income	–A	(.001)	(.019)	(.022)	(.012)	(.006)
Total distributions	–A	(.001)	(.019)	(.022)	(.012)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.12%	1.96%	2.18%	1.24%	.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.26%F	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.15%F	.21%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.15%F	.21%	.23%	.23%	.23%	.23%
Net investment income (loss)	.01%F	.13%	1.91%	2.20%	1.26%	.51%
Supplemental Data
Net assets, end of period (in millions)	$23	$26	$59	$33	$16	$12

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.002	.020	.022	.013	.007
Net realized and unrealized gain (loss)	–	–A	–A	.001	–A	–A
Total from investment operations	–A	.002	.020	.023	.013	.007
Distributions from net investment income	–A	(.002)	(.020)	(.023)	(.013)	(.007)
Total distributions	–A	(.002)	(.020)	(.023)	(.013)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.19%	2.05%	2.28%	1.33%	.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	.18%F	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%F	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%F	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.02%F	.20%	2.00%	2.29%	1.35%	.60%
Supplemental Data
Net assets, end of period (in millions)	$24,713	$28,837	$35,852	$33,002	$15,913	$10,043

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2021

Days	% of fund's investments 9/30/21
1 - 7	85.4
8 - 30	2.0
31 - 60	2.4
61 - 90	2.4
91 - 180	2.8
> 180	5.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2021
Variable Rate Demand Notes (VRDNs)	13.2%
Tender Option Bond	61.9%
Other Municipal Security	15.8%
Investment Companies	8.3%
Net Other Assets (Liabilities)	0.8%

Current 7-Day Yields

9/30/21
Class I	0.01%
Class II	0.01%
Class III	0.01%
Select Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2021, the most recent period shown in the table, would have been (0.14)% for Class I, (0.29)% for Class II, (0.40)% for Class III and (0.19)% for Select Class.

Tax-Exempt Portfolio

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 13.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 0.07% 10/1/21, VRDN (a)	$22,150	$22,150
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1998, 0.07% 10/1/21, VRDN (a)	5,700	5,700
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 0.1% 10/7/21, VRDN (a)	17,050	17,050
Series 2009, 0.07% 10/1/21, VRDN (a)	12,230	12,230
		57,130
Alaska - 1.4%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.07% 10/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	42,800	42,800
Series 1994 C, 0.09% 10/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	13,500	13,500
		56,300
Arizona - 0.3%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.13% 10/7/21, VRDN (a)	11,900	11,900
Colorado - 0.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.15% 10/7/21, LOC Wells Fargo Bank NA, VRDN (a)	990	990
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.15% 10/7/21, LOC Wells Fargo Bank NA, VRDN (a)	4,070	4,070
		5,060
Connecticut - 0.7%
Connecticut Gen. Oblig. Series 2016 C, 0.07% 10/7/21 (Liquidity Facility Bank of America NA), VRDN (a)	27,570	27,570
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.09% 10/7/21, VRDN (a)	9,400	9,400
Series 1999 A, 0.08% 10/7/21, VRDN (a)	2,900	2,900
		12,300
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.11% 10/1/21, VRDN (a)	16,820	16,820
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.11% 10/1/21, VRDN (a)	9,125	9,125
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 0.12% 10/1/21, VRDN (a)	2,200	2,200
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.08% 10/1/21, VRDN (a)	33,500	33,500
Monroe County Dev. Auth. Poll. Cont. Rev. Series 2002 V1, 0.08% 10/1/21, VRDN (a)	10,000	10,000
		71,645
Indiana - 0.8%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.09% 10/7/21, LOC Rabobank Nederland New York Branch, VRDN (a)	22,140	22,140
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.12% 10/7/21, VRDN (a)	10,550	10,550
		32,690
Iowa - 0.6%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 0.08% 10/7/21, VRDN (a)	8,800	8,800
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.09% 10/7/21, VRDN (a)	13,800	13,800
		22,600
Kansas - 1.1%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 0.09% 10/7/21, VRDN (a)	1,300	1,300
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.12% 10/7/21, VRDN (a)	6,800	6,800
Series 2007 B, 0.12% 10/7/21, VRDN (a)	10,700	10,700
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 0.09% 10/7/21, VRDN (a)	3,000	3,000
Series 1994, 0.09% 10/7/21, VRDN (a)	16,400	16,400
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.09% 10/7/21, VRDN (a)	2,300	2,300
(Western Resources, Inc. Proj.) Series 1994, 0.09% 10/7/21, VRDN (a)	4,900	4,900
		45,400
Louisiana - 1.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.09% 10/7/21, VRDN (a)	22,280	22,280
Series 2010 B1, 0.09% 10/7/21, VRDN (a)	28,700	28,700
		50,980
Michigan - 0.1%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.09% 10/7/21, LOC MUFG Bank Ltd., VRDN (a)	3,500	3,500
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Series 1997 2, 0.1% 11/1/21, VRDN (a)(b)	7,300	7,300
Ohio - 0.0%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.08% 10/7/21, LOC Northern Trust Co., VRDN (a)	1,365	1,365
Pennsylvania - 0.8%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 0.07% 10/7/21, LOC Citizens Bank NA, VRDN (a)	10,185	10,185
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 0.12% 10/7/21, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Series 2009 B, 0.18% 10/7/21, LOC MUFG Bank Ltd., VRDN (a)	6,800	6,800
Series 2009 C, 0.18% 10/7/21, LOC MUFG Bank Ltd., VRDN (a)	8,900	8,900
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 0.07% (a)	8,290	8,290
		34,680
Texas - 0.3%
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.08% 10/7/21 (Total SA Guaranteed), VRDN (a)	700	700
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.07% 10/7/21 (Total SA Guaranteed), VRDN (a)	3,000	3,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.08% 10/7/21 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.08% 10/7/21 (Total SA Guaranteed), VRDN (a)	4,100	4,100
		12,000
Utah - 1.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 10/7/21, VRDN (a)	58,600	58,600
Wyoming - 0.6%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 0.07% 10/7/21, VRDN (a)	8,190	8,190
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 10/7/21, VRDN (a)	3,530	3,530
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 10/7/21, VRDN (a)	11,200	11,200
		22,920
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $533,940)		533,940

Tender Option Bond - 61.9%
Alabama - 0.6%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	11,515	11,515
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,960	5,960
Homewood Participating VRDN Series Floaters G 37, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,875	2,875
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000	2,000
		22,350
Alaska - 0.3%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,545	10,545
Arizona - 1.4%
Arizona Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 20 46, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,705	4,705
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,745	8,745
Lake Havasu City Ariz Participating VRDN Series Floaters G 103, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Maricopa County Rev. Participating VRDN:
Series XL 01 52, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,860	9,860
Series ZM 06 51, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Mesa Util. Sys. Rev. Participating VRDN:
Series Floaters XL 00 71, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,000	7,000
Series Solar 17 0026, 0.1% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,150	3,150
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	13,920	13,920
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,200	1,200
		57,330
California - 3.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,400	4,400
California Gen. Oblig. Participating VRDN Series Floaters ZF 27 10, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,490	5,490
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 17 04, 0.17% 11/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,590	2,590
Series DBE 80 11, 0.21% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	49,945	49,945
Series Floaters XF 24 67, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,000	10,000
Series Floaters ZF 26 33, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,345	7,345
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series MS 3345, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,460	6,460
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,338	4,338
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	13,600	13,600
San Diego Unified School District Participating VRDN Series Floaters ZF 27 09, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,500	2,500
Univ. of California Revs. Participating VRDN:
Series Floaters ZF 26 70, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	11,200	11,200
Series XF 09 21, 0.08% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,220	2,220
		120,088
Colorado - 3.2%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	10,000	10,000
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,900	1,900
Cherry Creek School District No. 5 Gen. Oblig. Participating VRDN Series Solar 17 3, 0.1% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,315	7,315
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	745	745
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,045	6,045
Series XF 12 32, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,195	1,195
Series XF 28 49, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,935	3,935
Series XG 02 51, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,450	6,450
Series XM 08 29, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,400	4,400
Series XM 08 41, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	12,840	12,840
Series ZF 08 09, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,550	2,550
Series ZF 08 10, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,370	3,370
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 10 25, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,205	5,205
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	28,510	28,510
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series Floaters XF 25 13, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500	7,500
Tender Option Bond Trust Receipts Participating VRDN Series XG 00 68, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,705	1,705
Univ. of Colorado Enterprise Sys. Rev.:
Participating VRDN Series Floaters XM 03 85, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,850	1,850
Participating VRDN:
Series Floaters XM 06 71, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,335	3,335
Series Putters 15 XM0007, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,900	6,900
Series Solar 0065, 0.1% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,605	4,605
Weld County School District No. 4 Participating VRDN Series RBC G 58, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		128,405
Connecticut - 2.1%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,270	10,270
Series Floaters 014, 0.17% 11/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,560	5,560
Series Floaters 016, 0.17% 11/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,400	1,400
Series Floaters G3, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
Series Floaters G66, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,300	2,300
Series Floaters XL 00 66, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,510	2,510
Series Floaters YX 10 95, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,925	8,925
Series XM 07 62, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,480	6,480
Series XM 08 57, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,200	6,200
Series XM 08 58, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,300	5,300
Series YX 11 07, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,500	3,500
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XM 04 49, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,040	3,040
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,750	3,750
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,000	3,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	5,200	5,200
Participating VRDN:
Series Floaters YX 10 77, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000	3,000
Series ROC II R 14073, 0.11% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	4,900	4,900
Series XM 08 67, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,040	3,040
Series YX 11 37, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,685	1,685
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,400	1,400
		84,260
District Of Columbia - 2.0%
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters E 108, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,985	2,985
Series Floaters XF 05 47, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,665	4,665
Series MS 4301, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,250	9,250
Series Solar 0035, 0.1% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	520	520
Series XF 27 59, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,600	9,600
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 37, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	18,900	18,900
Series XF 28 48, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000	4,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	16,895	16,895
Series XF 09 19, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,355	1,355
Series XF 09 76, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,220	4,220
Series XG 02 67, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,010	10,010
		82,400
Florida - 2.3%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,900	4,900
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	20,150	20,150
Series XG 02 81, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,140	2,140
Series ZF 09 31, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,605	1,605
Florida Gen. Oblig. Participating VRDN:
Series Floaters XF 06 80, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,300	2,300
Series Solar 042, 0.08% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,000	10,000
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,840	5,840
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	770	770
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 0.09% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,575	2,575
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,500	3,500
Series XG 00 99, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,300	1,300
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series YX 11 28, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,500	3,500
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.11% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,690	3,690
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.08% 10/1/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,600	5,600
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,480	7,480
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.11% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,600	1,600
Series XM 08 68, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	830	830
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2214, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,800	4,800
Series Floaters XF 25 52, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	10,400	10,400
		92,980
Georgia - 2.7%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 05, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,200	3,200
Series Floaters XF 26 49, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000	4,000
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	695	695
Series XM 07 51, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,500	1,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 0.1% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.12% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	900	900
Fayette County Hosp. Auth. Rev. Participating VRDN:
Series Floaters XF 06 44, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,300	2,300
Series XM 08 92, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,685	2,685
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	12,900	12,900
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,175	3,175
Series XF 08 30, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	14,325	14,325
Series XG 02 56, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,140	10,140
Series XG 02 57, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,635	1,635
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	15,455	15,455
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	11,855	11,855
Private Colleges & Univs. Auth. Rev. Participating VRDN Series XF 07 07, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,600	1,600
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	20,000	20,000
		110,865
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 0.1% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	980	980
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,590	3,590
		4,570
Illinois - 6.0%
Chicago Board of Ed. Participating VRDN Series Floaters XG 02 17, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,625	5,625
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,015	8,015
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,295	8,295
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,935	11,935
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	11,170	11,170
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	500	500
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,400	9,400
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,100	5,100
Series 17 XM 0492, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	23,850	23,850
Series Floaters 017, 0.17% 11/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,470	10,470
Series Floaters XL 00 86, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,360	7,360
Series MS 3332, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	400	400
Series XF 07 11, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,900	9,900
Series XF 23 38, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,975	11,975
Series ZF 09 58, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,665	6,665
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,990	2,990
Series Floaters XF 10 43, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000	3,000
Series Floaters XL 00 54, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,400	10,400
Series Floaters XX 10 81, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,300	9,300
Series Floaters YX 10 72, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,820	6,820
Series Floaters YX 10 86, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,245	1,245
Series XF 10 10, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,195	10,195
Series XF 28 41, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,800	2,800
Series XM 07 59, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,385	6,385
Series XX 11 41, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,800	1,800
Series YX 11 50, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,700	8,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,665	2,665
Series 15 XF2202, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,720	5,720
Series 15 XM 0078, 0.11% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,180	5,180
Series Floaters XF 27 67, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,600	9,600
Series Floaters ZF 03 73, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	15,315	15,315
Series Floaters ZF 28 24, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	8,000	8,000
Series XF 08 01, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
Metropolitan Pier & Exposition Participating VRDN Series XL 01 37, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,550	1,550
Portofino Landings Cmnty. Dev. D Participating VRDN Series 2021 XM 09 38, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	650	650
		244,975
Indiana - 0.2%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.2% 11/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	8,470	8,470
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.1% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,300	3,300
Kansas - 0.4%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,500	7,500
Leavenworth County Unified School District No. 464 Participating VRDN Series XF 08 35, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,755	3,755
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.08% 10/7/21 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	5,845	5,845
		17,100
Kentucky - 0.9%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.13% 10/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	3,800	3,800
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,320	5,320
Series Floaters XF 24 85, 0.1% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	11,820	11,820
Series XM 08 39, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series XM 08 42, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,575	2,575
Kentucky Econ. Dev. Fin. Auth. Rev. Participating VRDN Series XF 09 64, 0.08% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,150	4,150
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,865	1,865
Univ. Louisville Revs. Participating VRDN Series XM 08 81, 0.09% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		37,330
Louisiana - 1.0%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.08% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	13,600	13,600
Series Floaters XF 24 91, 0.08% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	8,250	8,250
Series Floaters ZF 26 35, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,930	4,930
Louisiana Pub. Facilities Auth. Lease Participating VRDN:
Series XG 02 49, 0.11% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,875	1,875
Series XM 08 56, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500	7,500
New Orleans Swr. Svc. Rev. Participating VRDN Series Floaters XM 07 38, 0.09% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
New Orleans Wtr. Participating VRDN Series XM 07 35, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,500	1,500
		40,655
Maryland - 1.3%
Baltimore County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 42, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,100	4,100
Series Solar 17 22, 0.08% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	11,625	11,625
Baltimore Proj. Rev.:
Bonds Series Floaters G 28, 0.25%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,600	2,600
Participating VRDN Series ZF 09 41, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,935	2,935
Maryland Health & Higher Edl. Participating VRDN Series XG 03 35, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,915	1,915
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,310	7,310
Series Floaters XG 01 77, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,900	1,900
Series Floaters XG 02 16, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,605	2,605
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	15,975	15,975
		50,965
Michigan - 2.4%
Lansing Board of Wtr. & Lt. Util. Rev. Participating VRDN Series ZF 07 85, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,675	6,675
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 0.08% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	3,240	3,240
Series Floaters XM 04 65, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	8,135	8,135
Series Floaters XM 07 43, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,500	1,500
Series Floaters ZF 26 40, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,600	3,600
Series ZF 08 19, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,400	2,400
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,125	2,125
Series 16 XM0223, 0.09% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,800	2,800
Series Floaters XF 05 96, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,775	3,775
Series Floaters XF 05 97, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Series Floaters XF 07 42, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,900	3,900
Series Floaters XF 26 48, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,460	6,460
Series Floaters XG 01 58, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,900	1,900
Series Floaters ZF 28 12, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,050	5,050
Series Floaters ZF 28 25, 0.11% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,700	7,700
Series RBC 2016 ZM0131, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series XF 07 82, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,070	6,070
Series XF 28 61, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,765	9,765
Series XM 04 72, 0.08% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	2,000	2,000
Series XM 07 48, 0.13% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,050	4,050
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,400	2,400
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,900	1,900
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2205, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,900	2,900
Series Floaters ZF 05 90, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,565	2,565
		97,910
Minnesota - 0.1%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,335	3,335
Mississippi - 0.4%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters CTFS G 100, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,350	3,350
Series ROC II R 14027, 0.1% 10/1/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	11,040	11,040
		14,390
Missouri - 1.5%
Missouri Health & Edl. Facilities Participating VRDN Series Floaters XF 10 15, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	15,805	15,805
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XF 09 95, 0.09% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,255	2,255
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.11% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	19,500	19,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters C17, 0.1% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,200	5,200
Series Floaters XF 07 63, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,360	10,360
Series Floaters XG 01 84, 0.1% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	1,500	1,500
Series XG 03 00, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,050	6,050
		60,670
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.11% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,400	7,400
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XF 26 71, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,780	3,780
		11,180
Nevada - 1.4%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,825	10,825
Series Floaters ZF 27 33, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	17,070	17,070
Series Floaters ZM 06 33, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,095	4,095
Series Floaters ZM 06 39, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,085	5,085
Series XM 06 38, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	10,200	10,200
Series XM 08 62, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,455	2,455
Las Vegas Convention & Visitors Auth. Participating VRDN Series XM 08 66, 0.09% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,185	2,185
		54,915
New Jersey - 0.9%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 07 42, 0.08% 10/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	9,800	9,800
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series XG 02 60, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	12,025	12,025
Series XG 02 61, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,500	6,500
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,300	6,300
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 24, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,435	2,435
Series Floaters XG 02 29, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,200	1,200
		38,260
New York - 4.8%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 07 43, 0.08% 10/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	2,000	2,000
New York City Gen. Oblig. Participating VRDN:
Series 15 ZF0198, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,690	3,690
Series 2020 003, 0.2% 11/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,300	1,300
Series Floaters XF 06 40, 0.07% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,800	6,800
Series XF 12 13, 0.08% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,000	3,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,535	8,535
Series Floaters E 129, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	69,500	69,500
Series Putters 15 XM0002, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,820	7,820
Series XF 29 40, 0.08% 10/7/21 (Liquidity Facility UBS AG) (a)(c)(d)	2,535	2,535
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 002, 0.2% 11/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	12,100	12,100
Series Floaters E99, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,000	7,000
Series Floaters XF 07 17, 0.09% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,925	4,925
Series MS 3360, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,800	6,800
Series ROC II R 14022, 0.07% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	5,000	5,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series 15 XF1030, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	4,700	4,700
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,000	3,000
New York Liberty Dev. Corp. Participating VRDN Series 2016 ZF 03 68, 0.1% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.1% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	26,020	26,020
Series XF 04 99, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,600	1,600
Series XF 28 78, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,400	5,400
Series XG 02 90, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,300	6,300
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,250	5,250
		195,275
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 05 62, 0.12% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,565	1,565
Series Floaters XF 05 65, 0.08% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,400	4,400
Series Floaters XF 06 97, 0.12% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,835	5,835
Series Floaters XM 05 05, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,100	7,100
		18,900
North Carolina - 1.4%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,500	3,500
Series Floaters ZM 05 34, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,500	7,500
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,000	6,000
Greensboro Combined Enterprise Sys. Rev. Participating VRDN Series Solar 0045, 0.1% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,785	4,785
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 ZM0105, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,185	2,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,670	6,670
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,505	6,505
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada)(a)(c)(d)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series Floaters XF 07 92, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750	3,750
Series XF 08 85, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,370	4,370
Series XF 28 81, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,900	5,900
		56,930
North Dakota - 0.0%
Univ. N D Ctfs. Prtn. Participating VRDN Series XG 03 36, 0.09% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,600	1,600
Ohio - 1.5%
Berea Ohio City School District Participating VRDN Series RBC G 54, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,400	2,400
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.15% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	955	955
Elyria City School District Participating VRDN Series Floaters G 107, 0.12% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,985	4,985
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	15,315	15,315
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 50, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	400	400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.17% 11/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,175	2,175
Montgomery County Hosp. Rev. Participating VRDN Series XX 11 33, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,250	3,250
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters ZF 05 85, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,170	3,170
Series Floaters ZF 06 70, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,900	2,900
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 0.07% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	2,000	2,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.17% 11/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,400	4,400
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN:
Series Floaters XF 27 11, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,500	5,500
Series Floaters XF 27 83, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,190	2,190
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,275	2,275
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,450	7,450
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,900	1,900
		61,265
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,215	3,215
Series Floaters XX 10 96, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	22,100	22,100
		25,315
Oregon - 0.7%
Clackamas County School District #7J Participating VRDN Series Solar 0053, 0.1% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,830	10,830
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,470	3,470
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 0.1% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,375	6,375
State of Oregon Participating VRDN Series Floaters G 91, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		28,225
Pennsylvania - 0.6%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters YX 10 49, 0.11% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,820	2,820
Series XM 08 87, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500	1,500
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series ZF 08 33, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,000	5,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series Floaters ZF 07 95, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	465	465
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters ZF 06 71, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,330	1,330
Series Floaters ZM 06 50, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,500	3,500
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,000	1,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XG 02 53, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,100	2,100
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 07 19, 0.09% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,000	2,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,600	5,600
		25,315
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,550	5,550
South Carolina - 3.2%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 0.1% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	965	965
Lancaster County School District Participating VRDN:
Series Solar 17 21, 0.1% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,125	4,125
Series XF 25 28, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,415	9,415
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN:
Series 2018 Floaters XL 00 79, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,800	4,800
Series Floaters BAML 50 04, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	8,030	8,030
Series Floaters XF 07 43, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,950	6,950
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,800	4,800
Series XF 28 83, 0.15% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,900	2,900
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	28,715	28,715
Series Floaters XG 01 49, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	27,505	27,505
Series Floaters XG 02 20, 0.09% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,960	4,960
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 0.25%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,500	1,500
Participating VRDN Series Floaters XM 06 91, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	27,035	27,035
		131,700
Tennessee - 0.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Participating VRDN Series XF 10 23, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,955	2,955
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,190	3,190
Series Floaters XG 01 94, 0.09% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,535	5,535
Memphis Gen. Oblig. Participating VRDN Series Floaters G32, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,470	9,470
Series Floaters XL 00 62, 0.1% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500	2,500
Tennessee Gen. Oblig. Participating VRDN Series XF 08 04, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,690	1,690
Vanderbilt Hosp. Participating VRDN Series 2016 XF 10 54, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,500	8,500
		37,190
Texas - 6.4%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 5/2/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	2,300	2,300
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,600	6,600
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XF 27 28, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,640	7,640
El Paso Gen. Oblig. Participating VRDN Series RBC G 59, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Harris County Gen. Oblig. Participating VRDN Series Clipper 09 73, 0.07% 10/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	22,860	22,860
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,190	9,190
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	9,500	9,500
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters ZF 06 19, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,665	6,665
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,100	6,100
Hutto Independent School District Participating VRDN Series Floaters G 76, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,655	6,655
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	12,100	12,100
Leander Independent School District Participating VRDN:
Series Floaters G 62, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Series Floaters G34, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
New Hope Cultural Ed. Facilities Fin. Corp. Participating VRDN:
Series Floaters XF 05 99, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	17,140	17,140
Series Floaters XF 07 10, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,985	3,985
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,225	4,225
Northwest Independent School District Participating VRDN Series Floaters G 94, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,750	4,750
Pflugerville Independent School District Participating VRDN Series 2017, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Floaters XM 03 77, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	26,625	26,625
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,500	5,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,500	5,500
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,465	7,465
San Antonio Wtr. Sys. Rev. Participating VRDN Series Floaters ZF 28 14, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,755	1,755
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000	2,000
Series 16 ZF 0282, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	7,760	7,760
Series Floaters XF 27 38, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,700	7,700
Series XG 02 78, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,420	3,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000	5,000
Series Floaters XM 06 98, 0.09% 10/7/21 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	2,785	2,785
Texas Gen. Oblig. Participating VRDN:
Series Floaters G 65, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,450	5,450
Series Floaters XM 04 04, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,500	7,500
Series MS 3390, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,000	4,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 0.08% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,400	4,400
Series Floaters XF 25 57, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,720	6,720
Series Floaters XF 27 30, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,200	5,200
Series Floaters XG 02 11, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,000	10,000
Whitehouse Independent School District Participating VRDN Series Floaters G10, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,700	2,700
Williamson County Gen. Oblig. Participating VRDN Series Floaters G70, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000	4,000
		260,440
Utah - 0.3%
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500	7,500
Series Floaters XG 01 71, 0.09% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,050	3,050
Series Floaters XM 07 32, 0.08% 10/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,920	1,920
		12,470
Virginia - 2.1%
Alexandria Gen. Oblig. Participating VRDN Series XL 01 25, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,870	1,870
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,500	7,500
Series Floaters XG 01 91, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	16,400	16,400
Series MS 3309, 0.08% 10/7/21 (Liquidity Facility Cr. Suisse AG) (a)(c)(d)	2,300	2,300
Hampton Roads Trans. Accountability Commission Participating VRDN:
Series XM 09 32, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,825	2,825
Series ZF 09 98, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,750	1,750
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 0.1% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.17% 11/12/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	16,100	16,100
Roanoke Econ. Dev. Authority. Participating VRDN Series 20 XG 02 97, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,900	1,900
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.12% 10/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	9,860	9,860
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000	5,000
Series Floaters XF 06 26, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,625	5,625
Series Solar 17 17, 0.1% 10/7/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,830	1,830
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,400	3,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,700	2,700
Series ZF 09 16, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	250	250
Series ZF 09 27, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300	1,300
Series ZF 09 28, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,350	2,350
		84,960
Washington - 2.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Floaters XF 05 33, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Series Floaters XF 23 97, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,335	5,335
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series ZF 09 02, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	5,100	5,100
Centralia School District No. 401 Participating VRDN Series Floaters G74, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500	4,500
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,135	4,135
King County Pub. Hosp. District #2 Participating VRDN Series Floaters G 79, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,955	1,955
King County Shoreline School District # 412 Gen. Oblig. Participating VRDN Series Floaters XF 27 29, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,000	8,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Floaters FG 02 26, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,555	8,555
Series Floaters XF 06 64, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,165	5,165
Washington Gen. Oblig. Participating VRDN:
Series 15 ZM0121, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Series 2015 XM 01 27, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,250	2,250
Series Floaters G33, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250	2,250
Series Floaters XF 25 39, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,000	8,000
Series Floaters XM 06 94, 0.08% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	4,985	4,985
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,205	9,205
Series 15 XF0148, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	8,150	8,150
Series 2015 XF0150, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,655	3,655
Series Floaters XF 24 92, 0.11% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	5,495	5,495
Series Floaters XF 25 27, 0.08% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	2,875	2,875
Series XM 08 40, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,330	2,330
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,980	5,980
		105,170
Wisconsin - 1.6%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,215	4,215
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,100	4,100
Series Floaters XF 24 18, 0.08% 10/7/21 (Liquidity Facility Citibank NA) (a)(c)(d)	5,000	5,000
Series Floaters XF 25 41, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	10,000	10,000
Series Floaters XG 02 40, 0.08% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,605	5,605
Series Floaters ZF 26 36, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,800	4,800
Series XF 22 24, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,000	9,000
Series XM 04 79, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,000	9,000
Series ZF 08 77, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(c)(d)	940	940
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 3184, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,444	6,444
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,375	5,375
		64,479
TOTAL TENDER OPTION BOND
(Cost $2,512,032)		2,512,032

Other Municipal Security - 15.8%
Alabama - 0.4%
Huntsville Health Care Auth. Rev. Series 2021:
0.09% 10/6/21, CP	13,900	13,900
0.09% 12/6/21, CP	1,700	1,700
		15,600
Arizona - 0.0%
Maricopa County Rev. Bonds Series 2016 A, 5% 1/1/22	1,700	1,721
California - 1.2%
California Gen. Oblig.:
Series 2021 A1, 0.1% 12/1/21, LOC Wells Fargo Bank NA, CP	5,600	5,600
Series 2021 A4, 0.09% 11/9/21, LOC Toronto-Dominion Bank, CP	3,600	3,600
Series 2021 A6, 0.06% 10/14/21, LOC Bank of America NA, CP	4,700	4,700
Series 2021, 0.09% 12/7/21, LOC Royal Bank of Canada, CP	4,435	4,435
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series 2021 B:
0.06% 10/14/21, LOC U.S. Bank NA, Cincinnati, CP	18,750	18,750
0.07% 10/14/21, LOC U.S. Bank NA, Cincinnati, CP	5,920	5,920
0.07% 10/14/21, LOC U.S. Bank NA, Cincinnati, CP	3,300	3,300
Los Angeles County Gen. Oblig.:
Series 2021 C, 0.07% 10/14/21, LOC Wells Fargo Bank NA, CP	1,080	1,080
Series 2021 D, 0.06% 10/14/21, LOC State Street Bank & Trust Co., Boston, CP	820	820
San Francisco City & County Series 2021 A1, 0.06% 10/20/21, LOC Bank of America NA, CP	2,100	2,100
		50,305
Connecticut - 0.2%
Connecticut Gen. Oblig. Bonds Series 2021 B, 3% 6/1/22	2,000	2,038
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series 2010 A4, 2%, tender 2/8/22 (a)	2,100	2,114
Connecticut Hsg. Fin. Auth. Bonds Series E4, 0.375%, tender 11/15/21 (a)	1,960	1,960
New London BAN Series 2021, 2% 3/17/22	2,400	2,420
		8,532
District Of Columbia - 0.2%
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2021 B, 0.08% 1/4/22, LOC TD Banknorth, NA, CP	8,700	8,700
Florida - 0.6%
Florida Local Govt. Fin. Cmnty. Series 2021 A1, 0.08% 10/5/21, LOC JPMorgan Chase Bank, CP	12,849	12,849
Martin County Health Facilities Bonds Series 2012, 5.5% 11/15/21 (Pre-Refunded to 11/15/21 @ 100)	1,000	1,006
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 0.35%, tender 4/28/22 (a)(e)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 0.3%, tender 4/28/22 (a)(e)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 0.35%, tender 4/28/22 (a)(e)	5,300	5,300
		23,955
Georgia - 0.7%
Atlanta Arpt. Rev.:
Series 2021 J1, 0.1% 2/4/22, LOC Bank of America NA, CP	9,300	9,300
Series 2021 K1, 0.11% 1/6/22, LOC PNC Bank NA, CP	19,760	19,760
Fulton County Gen. Oblig. TAN Series 2021, 1.25% 12/31/21	725	727
		29,787
Illinois - 0.0%
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 0.35%, tender 4/28/22 (a)(e)	600	600
Series 2012 A, 5% 5/15/22 (Pre-Refunded to 5/15/22 @ 100)	1,500	1,545
		2,145
Kentucky - 0.1%
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds Series 2021 A, 4% 11/1/21	3,500	3,511
Massachusetts - 0.5%
Littleton Gen. Oblig. BAN Series 2021, 1.5% 6/24/22	3,734	3,771
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2021, 0.07% tender 10/5/21, CP mode	5,800	5,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021, 0.08% 12/7/21, LOC State Street Bank & Trust Co., Boston, CP	6,750	6,750
Town of Millbury BAN Series 2021, 2% 9/2/22	5,100	5,188
		21,509
Michigan - 0.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.3%, tender 4/28/22 (a)(e)	500	500
Michigan Bldg. Auth. Rev. Series 2021, 0.09% 10/7/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	10,000	10,000
		10,500
Minnesota - 0.1%
Univ. of Minnesota Gen. Oblig. Series 2021 G, 0.07% 10/13/21, CP	3,400	3,400
Montana - 0.1%
Montana Board of Invt. Bonds Series 2007, 0.15%, tender 3/1/22 (a)	3,765	3,762
Nebraska - 1.2%
Omaha Pub. Pwr. District Elec. Rev. Series 2021 A:
0.08% 10/7/21, CP	5,300	5,300
0.09% 11/4/21, CP	2,500	2,500
0.09% 11/9/21, CP	5,200	5,200
0.09% 12/6/21, CP	4,800	4,800
0.09% 12/7/21, CP	3,500	3,500
0.09% 1/6/22, CP	3,500	3,500
0.1% 10/18/21, CP	5,000	5,000
0.1% 12/1/21, CP	3,240	3,240
0.1% 12/2/21, CP	3,500	3,500
0.1% 12/3/21, CP	5,150	5,150
0.11% 11/2/21, CP	5,300	5,300
		46,990
New Jersey - 0.1%
Mercer County Gen. Oblig. BAN Series 2021 A, 1% 6/8/22	2,800	2,816
New York - 3.3%
Burnt Hills Ballston Lake NY BAN Series 2021, 2% 6/23/22	7,114	7,209
Commack Union Free School District TAN Series 2021, 1.5% 6/24/22	10,800	10,908
Deer Park Union Free School District TAN Series 2021, 1.5% 6/24/22	7,400	7,475
Grand Island County BAN Series 2021, 1.5% 10/7/22(f)	9,600	9,726
Harborfields Central School District Greenlawn TAN Series 2021, 1.5% 6/24/22	5,900	5,959
Hauppauge Union Free School District TAN Series 2021, 1.5% 6/24/22	9,700	9,796
Longwood Central School District TAN Series 2021, 1.5% 6/24/22	17,800	17,977
Manhasset Union Free School District TAN Series 2021, 1.5% 6/23/22	2,500	2,525
Middle Country Century School District TAN Series 2021, 1% 6/24/22	11,700	11,772
Miller Place Union Free School District TAN Series 2021, 1.5% 6/24/22	4,200	4,242
North Hempstead Gen. Oblig. BAN Series 2021 B, 1.5% 9/23/22	13,400	13,578
Patchogue Medford Union Free School District TAN Series 2021, 1.5% 6/24/22	14,300	14,443
Ravena Coeymans Selkirk Central School District BAN Series 2021, 1.5% 8/12/22	6,514	6,590
Southampton Union Free School District TAN Series 2021, 1.5% 6/23/22	5,900	5,958
Syosset Central School District TAN Series 2021, 1.5% 6/24/22	4,700	4,747
		132,905
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 2021 B:
0.11% 10/6/21, CP	5,600	5,600
0.17% 4/6/22, CP	5,035	5,035
Series 2021, 0.25% 12/8/21, CP	1,215	1,215
		11,850
North Carolina - 0.1%
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2012 A, 5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	3,600	3,686
Ohio - 0.6%
American Muni. Pwr., Inc. Rev. Bonds (Amp Freemont Energy Ctr. Proj.) Series 2012, 5% 2/15/22 (Pre-Refunded to 2/15/22 @ 100)	2,000	2,036
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 2021 B5, 0.08% tender 12/2/21, CP mode	16,900	16,900
Series 2021 B6, 0.1% tender 10/8/21, CP mode	6,200	6,200
		25,136
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2021 A:
0.08% 12/3/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,000	2,000
0.09% 12/3/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	500	500
		2,500
Pennsylvania - 0.5%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2014 B2, 0.15% tender 12/27/21, CP mode	7,400	7,400
Series 2021 B1, 0.11% tender 2/1/22, CP mode	12,300	12,300
		19,700
South Carolina - 0.0%
Charleston County School District BAN (Sales Tax Phase IV Projs.) Series 2021 B, 4% 5/11/22	465	476
Texas - 4.2%
Austin Elec. Util. Sys. Rev. Series 2021 A:
0.05% 10/6/21 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
0.05% 10/6/21 (Liquidity Facility JPMorgan Chase Bank), CP	17,480	17,480
Brownsville Util. Sys. Rev. Series 2021 A, 0.15% 10/21/21, LOC Bank of America NA, CP	2,600	2,600
Dallas Area Rapid Transit Sales Tax Rev. Series 2021, 0.1% 4/4/22, CP	1,700	1,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 0.25%, tender 4/28/22 (a)(e)	2,900	2,900
Series 2009 C1, 0.1% tender 11/1/21, CP mode	4,270	4,270
Series 2016 B3, 0.1% tender 10/1/21, CP mode	23,200	23,200
Series 2019 A, 5% 12/1/21	100	101
Series 2021 B2, 0.08% tender 1/5/22, CP mode	22,400	22,400
Harris County Gen. Oblig.:
Series 2021 A1, 0.08% 10/6/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,060	1,060
Series 2021 C, 0.08% 10/6/21 (Liquidity Facility Bank of America NA), CP	230	230
Series 2021 D, 0.09% 10/13/21 (Liquidity Facility JPMorgan Chase Bank), CP	10,153	10,153
Series 2021 D2, 0.07% 12/2/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,110	5,110
Harris County Metropolitan Trans. Auth.:
Series 2021 A1:
0.1% 12/2/21 (Liquidity Facility JPMorgan Chase Bank), CP	900	900
0.12% 10/14/21 (Liquidity Facility JPMorgan Chase Bank), CP	8,650	8,650
Series 2021 A3, 0.1% 12/2/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	12,700	12,700
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2021 A, 0.11% 10/1/21, CP	2,000	2,000
Lower Colorado River Auth. Rev.:
Series 2021 B:
0.09% 10/6/21, LOC State Street Bank & Trust Co., Boston, CP	8,936	8,936
0.09% 12/2/21, LOC State Street Bank & Trust Co., Boston, CP	1,600	1,600
0.1% 1/6/22, LOC State Street Bank & Trust Co., Boston, CP	4,818	4,818
Series 2021, 0.06% 10/5/21, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,404	8,404
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 0.35%, tender 4/28/22 (a)(e)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 0.35%, tender 4/28/22 (a)(e)	2,400	2,400
Texas Pub. Fin. Auth. Rev. Series 2021 A, 0.1% 12/2/21 (Liquidity Facility Texas Gen. Oblig.), CP	2,600	2,600
Univ. of Texas Board of Regents Sys. Rev. Series 2021 A, 0.09% 1/10/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,100	7,100
		169,712
Washington - 0.8%
King County #405 Bellevue School District Bonds Series 2021 A, 4% 6/1/22 (Washington Gen. Oblig. Guaranteed)(f)	13,200	13,523
King County Gen. Oblig. Series 2021 A:
0.08% 11/18/21, CP	4,400	4,400
0.09% 12/14/21, CP	4,300	4,300
0.1% 10/19/21, CP	8,700	8,700
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 B, 5%, tender (a)	2,750	2,750
		33,673
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Series 2021 A:
0.12% 2/3/22 (Liquidity Facility PNC Bank NA), CP	4,400	4,400
0.12% 2/3/22 (Liquidity Facility PNC Bank NA), CP	3,500	3,500
		7,900
TOTAL OTHER MUNICIPAL SECURITY
(Cost $640,771)		640,771
	Shares (000s)	Value (000s)

Investment Company - 8.3%
Fidelity Tax-Free Cash Central Fund 0.06% (g)(h)
(Cost $336,075)	336,022	336,075
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $4,022,818)		4,022,818
NET OTHER ASSETS (LIABILITIES) - 0.8%		32,103
NET ASSETS - 100%		$4,054,921

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,475,000 or 0.6% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 5/2/22 (Liquidity Facility Royal Bank of Canada)	5/3/21	$2,300
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.25%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$2,600
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.23%, tender 10/7/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$5,200
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$2,275
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$1,000
Port Auth. of New York & New Jersey Series 1997 2, 0.1% 10/7/21, VRDN	7/15/20	$7,300
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.25%, tender 10/7/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$1,500
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada)	2/1/21	$1,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 0.06%	$460,362	$518,973	$643,265	$81	$5	$--	$336,075	30.5%
Total	$460,362	$518,973	$643,265	$81	$5	$--	$336,075

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,686,743)	$3,686,743
Fidelity Central Funds (cost $336,075)	336,075
Total Investment in Securities (cost $4,022,818)		$4,022,818
Receivable for investments sold		66,525
Receivable for fund shares sold		902
Interest receivable		1,088
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		6
Receivable from investment adviser for expense reductions		116
Other receivables		92
Total assets		4,091,559
Liabilities
Payable to custodian bank	$1,241
Payable for investments purchased
Regular delivery	3,000
Delayed delivery	23,249
Payable for fund shares redeemed	8,716
Distributions payable	5
Accrued management fee	266
Other affiliated payables	30
Other payables and accrued expenses	131
Total liabilities		36,638
Net Assets		$4,054,921
Net Assets consist of:
Paid in capital		$4,053,138
Total accumulated earnings (loss)		1,783
Net Assets		$4,054,921
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($4,051,670 ÷ 4,047,305 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($394 ÷ 394 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,785 ÷ 1,784 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($1,072 ÷ 1,070 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2021 (Unaudited)
Investment Income
Interest		$1,838
Income from Fidelity Central Funds		76
Total income		1,914
Expenses
Management fee	$3,016
Transfer agent fees	1,293
Distribution and service plan fees	3
Accounting fees and expenses	188
Custodian fees and expenses	21
Independent trustees' fees and expenses	6
Registration fees	80
Audit	20
Legal	2
Miscellaneous	10
Total expenses before reductions	4,639
Expense reductions	(2,938)
Total expenses after reductions		1,701
Net investment income (loss)		213
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	594
Fidelity Central Funds	5
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		604
Net increase in net assets resulting from operations		$817

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$213	$8,062
Net realized gain (loss)	604	2,020
Net increase in net assets resulting from operations	817	10,082
Distributions to shareholders	(216)	(8,036)
Share transactions - net increase (decrease)	(698,577)	(1,822,185)
Total increase (decrease) in net assets	(697,976)	(1,820,139)
Net Assets
Beginning of period	4,752,897	6,573,036
End of period	$4,054,921	$4,752,897

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.001	.013	.014	.008	.004
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	.001
Total from investment operations	–A	.001	.014	.014	.008	.005
Distributions from net investment income	–A	(.001)	(.013)	(.014)	(.008)	(.004)
Distributions from net realized gain	–	–	–A	–	–	(.001)
Total distributions	–A	(.001)	(.014)B	(.014)	(.008)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.01%	.12%	1.36%	1.40%	.84%	.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.21%G	.22%	.21%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.08%G	.17%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.08%G	.17%	.18%	.18%	.18%	.18%
Net investment income (loss)	.01%G	.13%	1.34%	1.40%	.86%	.44%
Supplemental Data
Net assets, end of period (in millions)	$4,052	$4,748	$6,568	$7,113	$4,488	$2,262

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.001	.012	.012	.007	.003
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.001	.012	.012	.007	.003
Distributions from net investment income	–A	(.001)	(.012)	(.012)	(.007)	(.003)
Distributions from net realized gain	–	–	–A	–	–	(.001)
Total distributions	–A	(.001)	(.012)	(.012)	(.007)	(.003)B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.01%	.06%	1.21%	1.24%	.69%	.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.37%	.36%	.36%	.37%	.37%
Expenses net of fee waivers, if any	.08%G	.21%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.08%G	.21%	.33%	.33%	.33%	.33%
Net investment income (loss)	.01%G	.08%	1.19%	1.25%	.71%	.29%
Supplemental Data
Net assets, end of period (in millions)H	$–	$–	$–	$–	$–	$–

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	–A	.011	.011	.006	.002
Net realized and unrealized gain (loss)	–A	–A	–A	–A	–A	.001
Total from investment operations	–A	–A	.011	.011	.006	.003
Distributions from net investment income	–A	–A	(.011)	(.011)	(.006)	(.002)
Distributions from net realized gain	–	–	–A	–	–	(.001)
Total distributions	–A	–A	(.011)	(.011)	(.006)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.05%	1.11%	1.14%	.59%	.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.08%F	.23%	.43%	.43%	.43%	.39%
Expenses net of all reductions	.08%F	.23%	.43%	.43%	.43%	.39%
Net investment income (loss)	.01%F	.07%	1.09%	1.15%	.61%	.23%
Supplemental Data
Net assets, end of period (in millions)	$2	$2	$2	$2	$3	$5

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.001	.013	.013	.008	.004
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–A	.001	.013	.013	.008	.004
Distributions from net investment income	–A	(.001)	(.013)	(.013)	(.008)	(.004)
Distributions from net realized gain	–	–	–A	–	–	(.001)
Total distributions	–A	(.001)	(.013)	(.013)	(.008)	(.004)B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.01%	.09%	1.31%	1.35%	.79%	.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G	.27%	.26%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.08%G	.19%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.08%G	.19%	.23%	.23%	.23%	.23%
Net investment income (loss)	.01%G	.11%	1.29%	1.35%	.81%	.39%
Supplemental Data
Net assets, end of period (in millions)	$1	$3	$3	$10	$1	$–H

 A Amount represents less than $.0005 per share.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Treasury Only Portfolio	$615
Treasury Portfolio	390
Government Portfolio	1,406
Money Market Portfolio	1,227
Tax-Exempt Portfolio	92

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred Trustees compensation and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$34,571,015	$–	$–	$–
Treasury Portfolio	26,885,587	–	–	–
Government Portfolio	128,438,300	–	–	–
Money Market Portfolio	43,280,953	–	–	–
Tax-Exempt Portfolio	4,022,818	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total capital loss carryforward
Treasury Only Portfolio	$(5)	$(5)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$737	$607
Class III	1,868	1,586
Class IV	590	474
Select Class	82	66
	$3,277	$2,733
Treasury Portfolio:
Class II	$439	$371
Class III	2,973	2,436
Class IV	2,634	2,165
Select Class	56	45
	$6,102	$5,017
Government Portfolio:
Class II	$945	$807
Class III	4,858	3,957
Select Class	60	53
	$5,863	$4,817
Money Market Portfolio:
Class II	$108	$92
Class III	13	11
Select Class	6	5
	$127	$108
Tax-Exempt Portfolio:
Class II	$–(a)	$–(a)
Class III	2	2
Select Class	1	1
	$3	$3

 (a) In the amount of less than five hundred dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$3,931
Class II	295
Class III	448
Class IV	71
Select Class	99
Institutional Class	2,808
$7,652
Treasury Portfolio
Class I	$2,999
Class II	176
Class III	714
Class IV	316
Select Class	67
Institutional Class	2,100
$6,372
Government Portfolio
Class I	$9,924
Class II	378
Class III	1,166
Select Class	72
Institutional Class	13,655
$25,195
Money Market Portfolio
Class I	$5,961
Class II	43
Class III	3
Select Class	7
Institutional Class	4,003
$10,017
Tax-Exempt Portfolio
Class I	$1,291
Class II	–(a)
Class III	1
Select Class	1
$1,293

 (a) In the amount of less than five hundred dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Treasury Only Portfolio	–(a)
Treasury Portfolio	.01
Government Portfolio	–(a)
Money Market Portfolio	–(a)
Tax-Exempt Portfolio	.01

 (a) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Treasury Only Portfolio, Treasury Portfolio, Government Portfolio and Tax-Exempt Portfolio had no interfund loans outstanding. Any open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	25,398.30%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

	Purchases ($)	Sales ($)
Government Portfolio	30,020	–
Tax-Exempt Portfolio	72,595	70,870

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$1,715
Class II	.33%	126
Class III	.43%	201
Class IV	.68%	30
Select Class	.23%	44
Institutional Class	.14%	3,403
Treasury Portfolio
Class I	.18%	$1,346
Class II	.33%	78
Class III	.43%	308
Class IV	.68%	134
Select Class	.23%	30
Institutional Class	.14%	2,594
Government Portfolio
Class I	.18%	$3,904
Class II	.33%	144
Class III	.43%	443
Select Class	.23%	29
Institutional Class	.14%	15,333
Money Market Portfolio
Class I	.18%	$2,534
Class II	.33%	18
Class III	.43%	1
Select Class	.23%	3
Institutional Class	.14%	4,750
Tax-Exempt Portfolio
Class I	.18%	$741
Class II	.33%	–(a)
Class III	.43%	–(a)
Select Class	.23%	–(a)

 (a) In the amount of less than five hundred dollars.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$8,259
Class II	1,355
Class III	2,814
Class IV	738
Select Class	287
Institutional Class	8,007
Treasury Portfolio
Class I	$5,731
Class II	777
Class III	4,357
Class IV	3,247
Select Class	183
Institutional Class	5,254
Government Portfolio
Class I	$18,943
Class II	1,677
Class III	7,096
Select Class	196
Institutional Class	33,920
Money Market Portfolio
Class I	$3,429
Class II	132
Class III	15
Select Class	10
Institutional Class	248
Tax-Exempt Portfolio
Class I	$2,189
Class III	5
Select Class	3

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Treasury Only Portfolio	$1
Government Portfolio	1
Tax-Exempt Portfolio	–(a)

 (a) In the amount of less than five hundred dollars.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2021	Year ended March 31, 2021
Treasury Only Portfolio
Distributions to shareholders
Class I	$657	$6,485
Class II	49	171
Class III	75	122
Class IV	12	12
Select Class	16	97
Institutional Class	938	15,962
Total	$1,747	$22,849
Treasury Portfolio
Distributions to shareholders
Class I	$501	$5,545
Class II	29	93
Class III	119	234
Class IV	53	93
Select Class	11	100
Institutional Class	703	15,446
Total	$1,416	$21,511
Government Portfolio
Distributions to shareholders
Class I	$1,657	$18,599
Class II	63	134
Class III	195	363
Select Class	12	132
Institutional Class	4,568	83,010
Total	$6,495	$102,238
Money Market Portfolio
Distributions to shareholders
Class I	$996	$40,939
Class II	7	326
Class III	1	8
Select Class	1	63
Institutional Class	2,323	68,061
Total	$3,328	$109,397
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$216	$8,032
Class II	–(a)	–(a)
Class III	–(a)	1
Select Class	–(a)	3
Total	$216	$8,036

 (a) In the amount of less than five hundred dollars.

7. Share Transactions.

Share Transactions may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2021	Year endedMarch 31, 2021	Six months ended September 30, 2021	Year endedMarch 31, 2021
Treasury Only Portfolio
Class I
Shares sold	17,883,144	19,567,085	$17,883,144	$19,567,085
Reinvestment of distributions	390	3,328	390	3,328
Shares redeemed	(16,562,083)	(23,755,568)	(16,562,083)	(23,755,568)
Net increase (decrease)	1,321,451	(4,185,155)	$1,321,451	$(4,185,155)
Class II
Shares sold	608,625	1,220,960	$608,625	$1,220,960
Reinvestment of distributions	3	15	3	15
Shares redeemed	(548,181)	(1,108,207)	(548,181)	(1,108,207)
Net increase (decrease)	60,447	112,768	$60,447	$112,768
Class III
Shares sold	3,195,158	4,204,438	$3,195,158	$4,204,438
Reinvestment of distributions	23	51	23	51
Shares redeemed	(3,173,169)	(3,679,433)	(3,173,169)	(3,679,433)
Net increase (decrease)	22,012	525,056	$22,012	$525,056
Class IV
Shares sold	204,680	582,757	$204,680	$582,757
Reinvestment of distributions	12	12	12	12
Shares redeemed	(246,219)	(357,919)	(246,219)	(357,919)
Net increase (decrease)	(41,527)	224,850	$(41,527)	$224,850
Select Class
Shares sold	1,119,689	736,542	$1,119,689	$736,542
Reinvestment of distributions	11	36	11	36
Shares redeemed	(1,005,779)	(871,769)	(1,005,779)	(871,769)
Net increase (decrease)	113,921	(135,191)	$113,921	$(135,191)
Institutional Class
Shares sold	14,633,007	34,294,168	$14,633,007	$34,294,168
Reinvestment of distributions	693	12,690	693	12,690
Shares redeemed	(15,610,445)	(41,737,991)	(15,610,445)	(41,737,991)
Net increase (decrease)	(976,745)	(7,431,133)	$(976,745)	$(7,431,133)
Treasury Portfolio
Class I
Shares sold	25,381,426	54,647,328	$25,381,426	$54,647,328
Reinvestment of distributions	186	1,810	186	1,810
Shares redeemed	(26,040,591)	(56,280,746)	(26,040,591)	(56,280,746)
Net increase (decrease)	(658,979)	(1,631,608)	$(658,979)	$(1,631,608)
Class II
Shares sold	1,017,010	2,002,282	$1,017,010	$2,002,282
Reinvestment of distributions	6	25	6	25
Shares redeemed	(1,148,267)	(2,238,919)	(1,148,267)	(2,238,919)
Net increase (decrease)	(131,251)	(236,612)	$(131,251)	$(236,612)
Class III
Shares sold	4,287,461	7,940,566	$4,287,461	$7,940,566
Reinvestment of distributions	16	25	16	25
Shares redeemed	(4,077,770)	(8,100,008)	(4,077,770)	(8,100,008)
Net increase (decrease)	209,707	(159,417)	$209,707	$(159,417)
Class IV
Shares sold	754,856	1,096,108	$754,856	$1,096,108
Reinvestment of distributions	6	4	6	4
Shares redeemed	(621,166)	(1,140,719)	(621,166)	(1,140,719)
Net increase (decrease)	133,696	(44,607)	$133,696	$(44,607)
Select Class
Shares sold	428,499	775,560	$428,499	$775,560
Reinvestment of distributions	2	27	2	27
Shares redeemed	(372,703)	(1,001,955)	(372,703)	(1,001,955)
Net increase (decrease)	55,798	(226,368)	$55,798	$(226,368)
Institutional Class
Shares sold	46,502,780	113,672,261	$46,502,780	$113,672,261
Reinvestment of distributions	436	9,777	436	9,777
Shares redeemed	(46,293,366)	(121,069,451)	(46,293,366)	(121,069,451)
Net increase (decrease)	209,850	(7,387,413)	$209,850	$(7,387,413)
Government Portfolio
Class I
Shares sold	192,434,179	375,668,689	$192,434,179	$375,668,689
Reinvestment of distributions	448	5,920	448	5,920
Shares redeemed	(193,554,117)	(387,523,091)	(193,554,117)	(387,523,091)
Net increase (decrease)	(1,119,490)	(11,848,482)	$(1,119,490)	$(11,848,482)
Class II
Shares sold	855,476	2,736,871	$855,476	$2,736,871
Reinvestment of distributions	3	6	3	6
Shares redeemed	(1,118,719)	(2,068,694)	(1,118,719)	(2,068,694)
Net increase (decrease)	(263,240)	668,183	$(263,240)	$668,183
Class III
Shares sold	5,284,453	8,541,853	$5,284,453	$8,541,853
Reinvestment of distributions	55	116	55	116
Shares redeemed	(3,867,998)	(9,011,589)	(3,867,998)	(9,011,589)
Net increase (decrease)	1,416,510	(469,620)	$1,416,510	$(469,620)
Select Class
Shares sold	853,884	1,283,272	$853,884	$1,283,272
Reinvestment of distributions	7	56	7	56
Shares redeemed	(1,033,701)	(1,413,935)	(1,033,701)	(1,413,935)
Net increase (decrease)	(179,810)	(130,607)	$(179,810)	$(130,607)
Institutional Class
Shares sold	271,268,552	664,852,166	$271,268,552	$664,852,166
Reinvestment of distributions	3,021	50,961	3,021	50,961
Shares redeemed	(273,109,250)	(694,411,143)	(273,109,250)	(694,411,143)
Net increase (decrease)	(1,837,677)	(29,508,016)	$(1,837,677)	$(29,508,016)
Money Market Portfolio
Class I
Shares sold	1,887,681	18,571,514	$1,887,681	$18,571,514
Reinvestment of distributions	893	36,790	893	36,790
Shares redeemed	(5,528,158)	(22,473,136)	(5,528,158)	(22,473,136)
Net increase (decrease)	(3,639,584)	(3,864,832)	$(3,639,584)	$(3,864,832)
Class II
Shares sold	1,061	60,623	$1,061	$60,623
Reinvestment of distributions	7	309	7	309
Shares redeemed	(52,197)	(275,923)	(52,197)	(275,923)
Net increase (decrease)	(51,129)	(214,991)	$(51,129)	$(214,991)
Class III
Shares sold	–(a)	10,060	$–(b)	$10,060
Reinvestment of distributions	–(a)	7	–(b)	7
Shares redeemed	(2,751)	(9,715)	(2,751)	(9,715)
Net increase (decrease)	(2,751)	352	$(2,751)	$352
Select Class
Shares sold	279	18,666	$279	$18,666
Reinvestment of distributions	1	63	1	63
Shares redeemed	(3,834)	(51,898)	(3,834)	(51,898)
Net increase (decrease)	(3,554)	(33,169)	$(3,554)	$(33,169)
Institutional Class
Shares sold	11,133,769	29,751,523	$11,133,769	$29,751,523
Reinvestment of distributions	2,151	64,210	2,151	64,210
Shares redeemed	(15,259,890)	(36,830,068)	(15,259,890)	(36,830,068)
Net increase (decrease)	(4,123,970)	(7,014,335)	$(4,123,970)	$(7,014,335)
Tax-Exempt Portfolio
Class I
Shares sold	801,827	5,840,613	$801,827	$5,840,613
Reinvestment of distributions	183	6,736	183	6,736
Shares redeemed	(1,499,214)	(7,669,541)	(1,499,214)	(7,669,541)
Net increase (decrease)	(697,204)	(1,822,192)	$(697,204)	$(1,822,192)
Class II
Shares sold	–	–	$–	$–
Reinvestment of distributions	–(a)	–(a)	–(b)	–(b)
Shares redeemed	–	–	–	–
Net increase (decrease)	–(a)	–(a)	$–(b)	$–(b)
Class III
Shares sold	1,854	3,828	$1,854	$3,828
Shares redeemed	(1,724)	(3,721)	(1,724)	(3,721)
Net increase (decrease)	130	107	$130	$107
Select Class
Shares sold	–	1,266	$–	$1,266
Reinvestment of distributions	–(a)	1	–(b)	1
Shares redeemed	(1,503)	(1,367)	(1,503)	(1,367)
Net increase (decrease)	(1,503)	(100)	$(1,503)	$(100)

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Investments Money Market Government Portfolio	16%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 to September 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period-B April 1, 2021 to September 30, 2021
Treasury Only Portfolio
Class I	.05%
Actual		$1,000.00	$1,000.10	$.25-C
Hypothetical-D		$1,000.00	$1,024.82	$.25-C
Class II	.06%
Actual		$1,000.00	$1,000.10	$.30-C
Hypothetical-D		$1,000.00	$1,024.77	$.30-C
Class III	.05%
Actual		$1,000.00	$1,000.10	$.25-C
Hypothetical-D		$1,000.00	$1,024.82	$.25-C
Class IV	.06%
Actual		$1,000.00	$1,000.10	$.30-C
Hypothetical-D		$1,000.00	$1,024.77	$.30-C
Select Class	.06%
Actual		$1,000.00	$1,000.10	$.30-C
Hypothetical-D		$1,000.00	$1,024.77	$.30-C
Institutional Class	.05%
Actual		$1,000.00	$1,000.10	$.25-C
Hypothetical-D		$1,000.00	$1,024.82	$.25-C
Treasury Portfolio
Class I	.07%
Actual		$1,000.00	$1,000.10	$.35-C
Hypothetical-D		$1,000.00	$1,024.72	$.36-C
Class II	.07%
Actual		$1,000.00	$1,000.10	$.35-C
Hypothetical-D		$1,000.00	$1,024.72	$.36-C
Class III	.07%
Actual		$1,000.00	$1,000.10	$.35-C
Hypothetical- D		$1,000.00	$1,024.72	$.36-C
Class IV	.07%
Actual		$1,000.00	$1,000.10	$.35-C
Hypothetical-D		$1,000.00	$1,024.72	$.36-C
Select Class	.07%
Actual		$1,000.00	$1,000.10	$.35-C
Hypothetical-D		$1,000.00	$1,024.72	$.36-C
Institutional Class	.07%
Actual		$1,000.00	$1,000.10	$.35-C
Hypothetical-D		$1,000.00	$1,024.72	$.36-C
Government Portfolio
Class I	.07%
Actual		$1,000.00	$1,000.10	$.35-C
Hypothetical-D		$1,000.00	$1,024.72	$.36-C
Class II	.07%
Actual		$1,000.00	$1,000.10	$.35-C
Hypothetical-D		$1,000.00	$1,024.72	$.36-C
Class III	.07%
Actual		$1,000.00	$1,000.10	$.35-C
Hypothetical-D		$1,000.00	$1,024.72	$.36-C
Select Class	.07%
Actual		$1,000.00	$1,000.10	$.35-C
Hypothetical-D		$1,000.00	$1,024.72	$.36-C
Institutional Class	.07%
Actual		$1,000.00	$1,000.10	$.35-C
Hypothetical-D		$1,000.00	$1,024.72	$.36-C
Money Market Portfolio
Class I	.15%
Actual		$1,000.00	$1,000.10	$.75-C
Hypothetical-D		$1,000.00	$1,024.32	$.76-C
Class II	.15%
Actual		$1,000.00	$1,000.10	$.75-C
Hypothetical-D		$1,000.00	$1,024.32	$.76-C
Class III	.15%
Actual		$1,000.00	$1,000.10	$.75-C
Hypothetical-D		$1,000.00	$1,024.32	$.76-C
Select Class	.15%
Actual		$1,000.00	$1,000.10	$.75-C
Hypothetical-D		$1,000.00	$1,024.32	$.76-C
Institutional Class	.14%
Actual		$1,000.00	$1,000.10	$.70
Hypothetical-D		$1,000.00	$1,024.37	$.71
Tax-Exempt Portfolio
Class I	.08%
Actual		$1,000.00	$1,000.10	$.40-C
Hypothetical-D		$1,000.00	$1,024.67	$.41-C
Class II	.08%
Actual		$1,000.00	$1,000.10	$.40-C
Hypothetical-D		$1,000.00	$1,024.67	$.41-C
Class III	.08%
Actual		$1,000.00	$1,000.10	$.40-C
Hypothetical-D		$1,000.00	$1,024.67	$.41-C
Select Class	.08%
Actual		$1,000.00	$1,000.10	$.40-C
Hypothetical-D		$1,000.00	$1,024.67	$.41-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
Treasury Only Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.65
Hypothetical-(b)		$1.67
Class III	.43%
Actual		$2.15
Hypothetical-(b)		$2.18
Class IV	.68%
Actual		$3.40
Hypothetical-(b)		$3.45
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.17
Institutional Class	.14%
Actual		$.70
Hypothetical-(b)		$.71
Treasury Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.65
Hypothetical-(b)		$1.67
Class III	.43%
Actual		$2.15
Hypothetical-(b)		$2.18
Class IV	.68%
Actual		$3.40
Hypothetical-(b)		$3.45
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.17
Institutional Class	.14%
Actual		$.70
Hypothetical-(b)		$.71
Government Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.65
Hypothetical-(b)		$1.67
Class III	.43%
Actual		$2.15
Hypothetical-(b)		$2.18
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.17
Institutional Class	.14%
Actual		$.70
Hypothetical-(b)		$.71
Money Market Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.65
Hypothetical-(b)		$1.67
Class III	.43%
Actual		$2.15
Hypothetical-(b)		$2.18
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.17
Tax-Exempt Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.65
Hypothetical-(b)		$1.67
Class III	.43%
Actual		$2.15
Hypothetical-(b)		$2.18
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.17

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Government Portfolio / Money Market Portfolio / Tax Exempt Portfolio / Treasury Portfolio / Treasury Only Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio of a representative class (Institutional Class or Class I); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Government Portfolio

Money Market Portfolio

Tax Exempt Portfolio

Treasury Portfolio

Treasury Only Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Institutional Class or Class I, as applicable) of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of Institutional Class of Government Portfolio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board noted that the total expense ratio of Institutional Class of Money Market Portfolio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board noted that the total expense ratio of Class I of Tax-Exempt Portfolio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board noted that the total expense ratio of Institutional Class of Treasury Portfolio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board noted that the total expense ratio of Institutional Class of Treasury Only Portfolio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse each class of each fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed the following rates: Class I: 0.18%; Class II: 0.33%; Class III: 0.43%; Class IV: 0.68%; Institutional Class: 0.14%; and Select Class: 0.23%, each through July 31, 2022.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

IMM-SANN-1121
1.537280.124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 18, 2021